SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

International Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%
Australia — 3.1%
Alumina Ltd	167,706	$271
APA Group	33,261	260
Aristocrat Leisure Ltd	678,086	16,049
ASX Ltd	35,377	1,950
Avita Medical Ltd *(A)	44,229,403	20,054
BlueScope Steel Ltd	543,083	5,749
Coca-Cola Amatil Ltd	67,862	528
Cochlear Ltd	79,211	12,513
Coles Group Ltd	41,701	435
Computershare Ltd	21,902	258
CSL Ltd	124,319	24,099
Fortescue Metals Group Ltd	1,663,612	12,501
Goodman Group ‡(A)	114,723	1,078
Insurance Australia Group Ltd	1,184,240	6,377
Lendlease Group	88,345	1,093
Macquarie Group Ltd	14,933	1,447
Magellan Financial Group Ltd	23,120	926
Newcrest Mining Ltd	342,286	7,278
Orica Ltd	31,351	484
Qantas Airways Ltd (A)	1,727,393	8,634
REA Group Ltd	2,406	175
Rio Tinto Ltd	18,453	1,302
Santos Ltd	188,783	1,086
SEEK Ltd	39,185	621
Sonic Healthcare Ltd	10,756	217
South32 Ltd	3,623,948	6,878
Stockland ‡	140,771	457
Sydney Airport (A)	131,247	799
Treasury Wine Estates Ltd	43,377	495
Woolworths Group Ltd	43,696	1,111

		135,125

Austria — 1.2%
Avita Medical Ltd ADR *(A)	2,920,713	26,579
BAWAG Group AG *	317,202	14,454
Erste Group Bank AG *	39,100	1,481
OMV AG	182,033	10,236
Raiffeisen Bank International AG	23,093	581

		53,331

Belgium — 1.2%
Ageas	417,355	24,708
Colruyt SA	31,275	1,633
Groupe Bruxelles Lambert SA	110,243	11,631
KBC Group NV	117,157	8,832
Proximus SADP	19,001	544

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UCB SA	81,050	$6,450

		53,798

Canada — 2.7%
Alimentation Couche-Tard Inc, Cl B	235,508	7,484
Bank of Montreal	32,900	2,553
Canadian Imperial Bank of Commerce (A)	144,604	12,050
Canadian Natural Resources Ltd	501,156	16,213
Canadian Pacific Railway Ltd	74,714	19,048
CGI Inc, Cl A *	10,600	888
Constellation Software Inc/Canada	500	486
Dollarama Inc	176,667	6,080
Encana Corp	2,528,928	11,857
Gildan Activewear Inc	143,904	4,260
iA Financial Corp Inc	5,600	308
Manulife Financial Corp	679,275	13,808
Power Corp of Canada	43,000	1,109
Royal Bank of Canada	25,499	2,021
Sun Life Financial Inc (A)	51,300	2,343
Suncor Energy Inc	221,733	7,278
Toronto-Dominion Bank/The	187,186	10,513

		118,299

China — 1.5%
Alibaba Group Holding Ltd ADR *	54,434	11,546
Baidu Inc ADR *	138,302	17,482
China Communications Services Corp Ltd, Cl H	2,053,584	1,497
China Lesso Group Holdings Ltd	696,000	892
Industrial & Commercial Bank of China Ltd, Cl H	4,326,000	3,331
JD.com Inc ADR *	73,726	2,597
Ping An Insurance Group Co of China Ltd, Cl H	47,000	556
Sinopharm Group Co Ltd, Cl H	950,145	3,469
Sinotruk Hong Kong Ltd	153,254	327
STMicroelectronics NV	55,848	1,507
Tencent Holdings Ltd	320,700	15,459
Tsingtao Brewery Co Ltd, Cl H	88,000	591
Vipshop Holdings Ltd ADR *	337,241	4,779

		64,033

Denmark — 2.1%
Carlsberg A/S, Cl B	10,263	1,532
Chr Hansen Holding A/S	47,691	3,792
Coloplast A/S, Cl B	11,463	1,422
DSV PANALPINA A/S	112,230	12,942
Genmab A/S *	1,845	410
GN Store Nord A/S	51,674	2,433
H Lundbeck A/S	149,151	5,700
ISS A/S	686,022	16,471
Novo Nordisk A/S, Cl B	395,240	22,966
Novozymes A/S, Cl B	41,474	2,029

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orsted A/S	35,892	$3,719
Scandinavian Tobacco Group A/S	1,339,439	16,369
SimCorp A/S	30,019	3,417
Tryg A/S	13,103	389

		93,591

Finland — 0.4%
Elisa Oyj, Cl A	23,880	1,318
Fortum Oyj	80,898	1,998
Kone Oyj, Cl B	3,128	204
Metso Oyj	19,617	775
Neste Oyj	132,368	4,612
Orion Oyj, Cl B	139,836	6,472
Stora Enso Oyj, Cl R	49,139	715
UPM-Kymmene Oyj	78,611	2,727
Valmet Oyj	18,845	452

		19,273

France — 7.9%
Aeroports de Paris	2,455	486
Air France-KLM *	776,480	8,652
Air Liquide SA	72,335	10,258
Airbus SE	26,720	3,920
Alstom SA *	17,863	849
Amundi SA	11,275	887
Arkema SA	37,787	4,018
Atos SE	67,410	5,638
BNP Paribas SA	316,169	18,809
Bollore SA	1,820,544	7,956
Bouygues SA	5,771	246
Capgemini SE	72,548	8,870
Carrefour SA	1,220,956	20,484
CGG SA *	352,977	1,155
Christian Dior SE	1,035	531
Cie de Saint-Gobain	179,195	7,348
CNP Assurances	7,323	146
Covivio ‡	7,765	881
Credit Agricole SA	193,347	2,810
Criteo SA ADR *	60,571	1,050
Danone SA	119,309	9,914
Dassault Aviation SA	87	115
Dassault Systemes SE	2,472	408
Edenred	46,418	2,405
Eiffage SA	15,499	1,775
Engie SA	610,661	9,879
EssilorLuxottica SA	110,728	16,930
Euronext NV	49,557	4,045
Faurecia SE	17,582	950
Gecina SA ‡	7,468	1,339
Hermes International	6,416	4,811
ICADE ‡	4,217	460
Ingenico Group SA	40,664	4,420

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ipsen SA	55,322	$4,911
IPSOS	18,645	607
Kering SA	6,902	4,538
Klepierre SA ‡	4,968	189
Legrand SA	9,157	748
L’Oreal SA	22,300	6,614
LVMH Moet Hennessy Louis Vuitton SE	51,483	23,989
Pernod Ricard SA	123,816	22,192
Peugeot SA	465,715	11,212
Publicis Groupe SA	244,069	11,064
Quadient	14,441	350
Rexel SA	283,012	3,776
Safran SA	49,011	7,582
Sanofi	224,044	22,564
Sartorius Stedim Biotech	18,264	3,032
Schneider Electric SE	71,555	7,358
SCOR SE	16,905	710
SES SA, Cl A	16,038	225
Societe Generale SA	9,461	330
Suez	37,380	567
Teleperformance	5,969	1,457
Thales SA	127,487	13,270
TOTAL SA	507,840	28,140
Ubisoft Entertainment SA *	78,674	5,446
Valeo SA	29,611	1,044
Veolia Environnement SA	28,568	761
Vivendi SA	119,658	3,468

		348,589

Germany — 8.5%
adidas AG	55,124	18,017
Allianz SE	75,550	18,530
AURELIUS Equity Opportunities SE & Co KGaA (A)	335,482	14,680
BASF SE	372,815	28,298
Bayer AG	441,392	36,059
Brenntag AG	139,323	7,632
Continental AG	36,636	4,718
CTS Eventim AG & Co KGaA	160,818	10,137
Deutsche Boerse AG	52,632	8,304
Deutsche Lufthansa AG	335,670	6,202
Deutsche Post AG	712,798	27,318
Fresenius Medical Care AG & Co KGaA	219,531	16,312
Gerresheimer AG	147,015	11,456
Hamburger Hafen und Logistik AG	18,329	508
Hannover Rueck SE	11,244	2,177
HOCHTIEF AG	13,235	1,706
Infineon Technologies AG	620,928	14,200
LANXESS AG	11,119	751
Linde PLC	92,890	19,890
MTU Aero Engines AG	9,213	2,643

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	8,504	$2,510
Puma SE	12,914	990
QIAGEN NV *	150,324	5,156
Rational AG	1,298	1,045
RWE AG	44,425	1,370
SAP SE	336,208	45,650
SAP SE ADR (A)	93,469	12,524
Scout24 AG	100,481	6,670
Siemens AG	318,496	41,765
Siltronic AG	8,042	816
TAG Immobilien AG	16,160	403
Talanx AG	7,946	393
TUI AG	6,207	79
Uniper SE	43,887	1,455
Volkswagen AG	966	189
Vonovia SE	13,200	712

		371,265

Greece — 0.0%
Aegean Airlines SA	12,601	119

Hong Kong — 2.4%
AIA Group Ltd	2,184,800	22,937
ASM Pacific Technology Ltd	45,800	635
Budweiser Brewing Co APAC Ltd *	393,200	1,327
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	16
China Merchants Port Holdings Co Ltd	2,107,720	3,565
China Mobile Ltd	2,750,315	23,120
CITIC Ltd	523,000	699
Country Garden Services Holdings Co Ltd	402,000	1,354
Galaxy Entertainment Group Ltd *	891,000	6,564
Hang Lung Properties Ltd	284,000	623
Hang Seng Bank Ltd	41,800	864
Hebei Construction Group Corp Ltd, Cl H (A)	444,000	276
HK Electric Investments & HK Electric Investments Ltd	472,000	465
HKT Trust & HKT Ltd	686,000	967
Hong Kong & China Gas Co Ltd	736,300	1,438
Kingboard Holdings Ltd	152,500	484
Lenovo Group Ltd	470,000	316
Link REIT ‡	60,000	635
Logan Property Holdings Co Ltd	214,000	359
Melco Resorts & Entertainment Ltd ADR	4,040	98
NagaCorp Ltd	286,000	499
Power Assets Holdings Ltd	56,000	410
Samsonite International SA	6,946,605	16,672
SITC International Holdings Co Ltd	1,865,000	2,274
Sun Hung Kai Properties Ltd	142,000	2,174
Swire Pacific Ltd, Cl A	25,000	232
Techtronic Industries Co Ltd	1,740,000	14,192
Vitasoy International Holdings Ltd	48,000	174
West China Cement Ltd	1,816,000	298

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wheelock & Co Ltd	32,000	$213
Zoomlion Heavy Industry Science and Technology Co Ltd (A)	1,600,000	1,341

		105,221

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	78,733	786

India — 0.4%
HDFC Bank Ltd ADR	250,494	15,874

Ireland — 1.7%
CRH PLC	21,749	872
Experian PLC	644,650	21,794
ICON PLC *	115,265	19,852
Kerry Group PLC, Cl A	103,605	12,927
Ryanair Holdings PLC ADR *	200,235	17,543

		72,988

Israel — 1.5%
Azrieli Group Ltd	8,100	592
Bank Hapoalim BM	826,280	6,854
Bank Leumi Le-Israel BM	2,403,772	17,496
Check Point Software Technologies Ltd *	174,051	19,313
Elbit Systems Ltd	4,487	698
First International Bank Of Israel Ltd	23,055	667
Israel Discount Bank Ltd, Cl A	680,955	3,156
Mizrahi Tefahot Bank Ltd	80,687	2,149
Nice Ltd *	25,298	3,923
Nice Ltd ADR *(A)	82,829	12,851

		67,699

Italy — 2.7%
Assicurazioni Generali SpA	71,489	1,477
Atlantia SpA	19,451	454
Banca Mediolanum SpA	52,461	521
Enel SpA	128,670	1,023
Eni SpA	11,401	177
ERG SpA	68,269	1,474
EXOR NV	115,844	8,999
Ferrari NV	12,445	2,064
Fiat Chrysler Automobiles NV	532,971	7,827
Hera SpA	361,886	1,587
Leonardo SpA	711,690	8,348
Mediobanca Banca di Credito Finanziario SpA	115,653	1,276
Moncler SpA	6,450	290
Nexi SpA *	525,760	7,325
Piaggio & C SpA	140,715	435
Poste Italiane SpA	89,045	1,010
PRADA SpA	1,761,272	7,279
Recordati SpA	231,063	9,755
Saras SpA	551,094	889
Snam SpA	60,828	320
Telecom Italia SpA/Milano *	674,143	415

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tenaris SA	1,679,139	$18,978
Terna Rete Elettrica Nazionale SpA	26,062	174
UniCredit SpA	2,388,770	34,939
UnipolSai Assicurazioni SpA	108,643	315

		117,351

Japan — 15.5%
77 Bank Ltd/The	66,100	1,100
Advantest Corp	54,400	3,049
Aeon Co Ltd	28,800	594
AGC Inc/Japan	97,200	3,471
Amada Holdings Co Ltd	61,700	701
Arcland Sakamoto Co Ltd	33,873	387
Asahi Group Holdings Ltd	33,400	1,526
Asahi Intecc Co Ltd	6,800	199
Astellas Pharma Inc	2,200	38
Bandai Namco Holdings Inc	193,130	11,724
Bridgestone Corp (A)	186,400	6,923
Brother Industries Ltd	22,800	469
Canon Marketing Japan Inc	141,500	3,284
Capcom Co Ltd	174,900	4,850
Casio Computer Co Ltd	32,400	649
Chubu Electric Power Co Inc	16,500	233
Chugai Pharmaceutical Co Ltd	7,600	702
Chugoku Electric Power Co Inc/The	27,200	357
Coca-Cola Bottlers Japan Holdings Inc (A)	107,200	2,738
Credit Saison Co Ltd	10,000	173
Dai Nippon Printing Co Ltd	491,900	13,286
Daiichi Sankyo Co Ltd	50,000	3,304
Daikin Industries Ltd	67,600	9,530
Daito Trust Construction Co Ltd	45,800	5,646
Daiwa House Industry Co Ltd	227,800	7,042
Daiwa House REIT Investment Corp, Cl A	341	890
Disco Corp	3,800	898
East Japan Railway Co	100,900	9,113
FANUC Corp	125,000	23,082
Fast Retailing Co Ltd	2,000	1,193
FUJIFILM Holdings Corp	225,900	10,802
Fujitsu Ltd	174,200	16,379
Glory Ltd	14,900	450
GMO Payment Gateway Inc	7,600	521
Goldcrest Co Ltd	13,992	267
Hakuhodo DY Holdings Inc	101,200	1,628
Haseko Corp	563,400	7,563
Hikari Tsushin Inc	2,300	577
Hirose Electric Co Ltd	3,500	447
Hitachi Chemical Co Ltd	17,600	736
Hitachi High-Technologies Corp	12,400	875
Hitachi Ltd	257,100	10,829
Hitachi Metals Ltd	13,200	194
Hoshizaki Corp	4,200	375
Hoya Corp	90,400	8,644

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iida Group Holdings Co Ltd	2,700	$47
ITOCHU Corp	255,100	5,922
Itochu Techno-Solutions Corp	7,900	223
Japan Airport Terminal Co Ltd	3,100	172
Japan Post Bank Co Ltd	93,400	897
Japan Post Holdings Co Ltd	313,900	2,949
Japan Prime Realty Investment Corp, Cl A ‡	138	606
Japan Real Estate Investment Corp, Cl A ‡	105	697
Japan Retail Fund Investment Corp, Cl A	79	170
JXTG Holdings Inc	271,400	1,234
Kansai Paint Co Ltd	29,000	710
Kao Corp	78,800	6,503
KDDI Corp (A)	641,700	19,149
Keihan Holdings Co Ltd	18,600	903
Keikyu Corp	39,300	758
Keio Corp	5,300	321
Keisei Electric Railway Co Ltd	21,000	813
Keyence Corp	54,500	19,185
Kikkoman Corp	2,700	132
Kintetsu Group Holdings Co Ltd	23,000	1,248
Kirin Holdings Co Ltd	41,700	910
Kobayashi Pharmaceutical Co Ltd	300	25
Kohnan Shoji Co Ltd	16,500	387
Kokuyo Co Ltd	60,300	901
Komatsu Ltd	447,900	10,777
Konami Holdings Corp	116,700	4,802
Kose Corp	56,000	8,171
Kyocera Corp	2,800	191
LIXIL Group Corp	49,500	856
M3 Inc *	53,000	1,597
Mabuchi Motor Co Ltd	389,800	14,734
Marubeni Corp	92,700	684
Marui Group Co Ltd	30,900	755
McDonald’s Holdings Co Japan Ltd	10,600	511
Medipal Holdings Corp	10,400	229
MINEBEA MITSUMI Inc	35,100	726
Mitsubishi Chemical Holdings Corp	6,200	46
Mitsubishi Corp	13,400	355
Mitsubishi Electric Corp	27,900	379
Mitsubishi Heavy Industries Ltd	12,300	478
Mitsubishi UFJ Financial Group Inc	498,300	2,695
Mitsubishi UFJ Lease & Finance Co Ltd	29,100	187
Mitsui & Co Ltd	35,900	637
Mitsui OSK Lines Ltd	6,800	187
Mixi Inc	141,600	2,685
Mizuho Financial Group Inc	1,864,800	2,868
Mizuno Corp	20,600	520
Morinaga & Co Ltd/Japan	140,500	6,745
MS&AD Insurance Group Holdings Inc	580,300	19,147
Murata Manufacturing Co Ltd	70,200	4,307
Nabtesco Corp	18,500	546

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nagoya Railroad Co Ltd	17,300	$537
NET One Systems Co Ltd	11,800	302
NH Foods Ltd	5,100	211
Nidec Corp	8,100	1,105
Nihon M&A Center Inc	325,300	11,158
Nihon Unisys Ltd	117,900	3,689
Nikon Corp	279,200	3,413
Nintendo Co Ltd	18,600	7,496
Nippon Building Fund Inc, Cl A (A)	125	915
Nippon Paint Holdings Co Ltd	27,200	1,401
Nippon Prologis REIT Inc	341	867
Nippon Telegraph & Telephone Corp	486,400	12,346
Nippon Telegraph & Telephone Corp ADR	420,466	21,234
Nissan Chemical Corp	3,000	126
Nisshin Seifun Group Inc	16,400	286
Nomura Real Estate Holdings Inc	16,600	398
Nomura Real Estate Master Fund Inc ‡	761	1,298
Nomura Research Institute Ltd	57,000	1,220
North Pacific Bank Ltd	232,900	520
NTT Data Corp	21,100	283
NTT DOCOMO Inc	256,000	7,129
Obic Co Ltd	9,300	1,253
Omron Corp	22,100	1,283
Oracle Corp Japan *	3,900	354
Oriental Land Co Ltd/Japan	31,600	4,311
Otsuka Corp	78,800	3,153
Pan Pacific International Holdings Corp	11,000	183
Panasonic Corp	80,700	757
Park24 Co Ltd	500	12
Persol Holdings Co Ltd	297,600	5,565
Recruit Holdings Co Ltd	63,000	2,355
Rinnai Corp	3,100	242
Rohm Co Ltd	204,200	16,296
Sanwa Holdings Corp	731,700	8,200
SBI Holdings Inc/Japan	9,300	196
SCSK Corp	87,400	4,539
Secom Co Ltd	29,900	2,675
Seiko Holdings Corp	28,400	758
Sekisui House Ltd	887,000	18,983
Seven & i Holdings Co Ltd	359,800	13,194
Shimadzu Corp	16,400	515
Shin-Etsu Chemical Co Ltd	4,900	539
Shinsei Bank Ltd *	28,300	432
Shionogi & Co Ltd	150,100	9,285
Shiseido Co Ltd	64,500	4,582
SMC Corp/Japan	2,200	1,004
Sompo Holdings Inc	202,300	7,928
Sony Corp ADR	108,900	7,405
Sony Financial Holdings Inc	31,700	759
SUMCO Corp	46,400	767
Sumitomo Corp	216,700	3,212

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Mitsui Financial Group Inc	416,300	$15,334
Sumitomo Mitsui Trust Holdings Inc	417,322	16,494
Suzuken Co Ltd/Aichi Japan	10,800	440
Suzuki Motor Corp	103,671	4,319
Takeda Pharmaceutical Co Ltd	1,084,200	42,921
Takeda Pharmaceutical Co Ltd ADR	83,793	1,653
Teijin Ltd	32,700	612
Terumo Corp	149,300	5,307
THK Co Ltd	22,400	605
TIS Inc	76,700	4,505
Tobu Railway Co Ltd	13,900	502
Toho Gas Co Ltd	1,000	41
Tokio Marine Holdings Inc	38,200	2,130
Tokyo Electric Power Co Holdings Inc *	695,800	2,969
Tokyo Electron Ltd	14,800	3,224
Tokyu Corp	6,400	118
Tokyu Fudosan Holdings Corp	94,800	654
Tomy Co Ltd	55,500	719
Toppan Printing Co Ltd	81,400	1,681
Tosoh Corp	8,600	133
Toyota Industries Corp	16,800	968
Toyota Motor Corp	120,800	8,514
Toyota Motor Corp ADR	142,721	20,058
United Urban Investment Corp	348	652
Universal Entertainment *	168,100	5,717
Wacoal Holdings Corp	401,252	10,763
Yamaha Corp	5,600	311
Yaskawa Electric Corp	39,000	1,466
Yokogawa Electric Corp	1,200	21

		677,617

Malta — 0.0%
BGP Holdings *(B)	198,683	–

Mexico — 0.7%
Arca Continental SAB de CV	1,261,305	6,680
Becle SAB de CV	7,826,100	14,567
Wal-Mart de Mexico SAB de CV	3,487,100	10,023

		31,270

Netherlands — 5.1%
ABN AMRO Bank NV	35,304	644
Aegon NV	77,122	353
AerCap Holdings NV *	155,746	9,574
Akzo Nobel NV	119,121	12,125
ASM International NV	6,231	703
ASML Holding NV	56,624	16,854
ASR Nederland NV	197,831	7,427
Basic-Fit NV *	180,326	6,868
Heineken Holding NV	78,547	7,628
Heineken NV	110,621	11,791
ING Groep NV	2,458,738	29,566
Intertrust NV	195,999	3,808

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
James Hardie Industries PLC	49,858	$977
Koninklijke Ahold Delhaize NV	601,400	15,043
Koninklijke DSM NV	79,850	10,415
Koninklijke KPN NV	1,147,563	3,390
Koninklijke Philips NV	255,907	12,524
NN Group NV	56,018	2,128
NXP Semiconductors NV	58,149	7,400
Randstad NV	9,650	592
Royal Dutch Shell PLC, Cl B	606,210	17,985
Royal Dutch Shell PLC ADR, Cl B (A)	267,285	16,029
Unilever NV	23,710	1,366
Wolters Kluwer NV	368,133	26,893

		222,083

New Zealand — 0.1%
Air New Zealand Ltd	608,322	1,203
Fisher & Paykel Healthcare Corp Ltd	110,254	1,651
Fletcher Building Ltd	84,821	291
Meridian Energy Ltd	224,015	756

		3,901

Norway — 2.3%
Adevinta ASA, Cl B *	1,222,466	14,468
Atlantic Sapphire AS *(A)	3,159,420	46,447
DNB ASA	38,779	724
Gjensidige Forsikring ASA	11,487	241
Kahoot! AS *	1,029,938	7,736
Magseis Fairfield ASA *(A)	4,061,782	2,689
Mowi ASA	888,150	23,036
Norway Royal Salmon ASA	243,820	6,638

		101,979

Portugal — 0.1%
EDP - Energias de Portugal SA	183,856	797
Galp Energia SGPS SA, Cl B	333,155	5,588
Jeronimo Martins SGPS SA	34,780	573

		6,958

Russia — 0.0%
Tatneft PJSC ADR	22,289	1,646

Singapore — 1.1%
CapitaLand Commercial Trust ‡	114,000	169
City Developments Ltd	1,905,300	15,516
ComfortDelGro Corp Ltd	113,600	201
DBS Group Holdings Ltd	1,060,800	20,417
Genting Singapore Ltd	466,300	319
Hong Leong Finance Ltd	68,524	136
Oversea-Chinese Banking Corp Ltd	1,022,635	8,350
Singapore Exchange Ltd	381,600	2,514
UOL Group Ltd	60,900	377
Wilmar International Ltd	66,900	205

		48,204

South Africa — 0.1%
DataTec Ltd	100,188	238

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Investec PLC (A)	416,323	$2,440
Reunert Ltd	12,940	67

		2,745

South Korea — 1.9%
BNK Financial Group Inc	261,151	1,725
Daelim Industrial Co Ltd *	8,416	657
DGB Financial Group Inc	73,266	450
Doosan Infracore Co Ltd *(A)	146,354	701
Hyundai Wia Corp	6,494	281
Kangwon Land Inc *	379,269	9,685
Kia Motors Corp *	10,621	406
KT Corp ADR	432,095	5,012
LG Electronics Inc	40,173	2,496
LMS Co Ltd/South Korea	43,525	659
Samsung Electronics Co Ltd	494,160	23,783
SK Innovation Co Ltd	23,209	3,011
SK Telecom Co Ltd	70,174	14,401
SK Telecom Co Ltd ADR	787,189	18,192

		81,459

Spain — 1.2%
Aena SME SA	3,031	581
Amadeus IT Group SA, Cl A	163,375	13,365
Banco Santander SA	1,514,954	6,358
Bankinter SA	17,318	127
CaixaBank SA	2,491,112	7,842
Cellnex Telecom SA *	42,564	1,840
Cia de Distribucion Integral Logista Holdings SA	57,814	1,309
Endesa SA	21,237	568
Ferrovial SA	38,282	1,161
Indra Sistemas SA *	378,671	4,345
Mapfre SA	85,194	226
Naturgy Energy Group SA	25,159	635
Repsol SA *	44,904	363
Unicaja Banco SA	11,477,455	12,503

		51,223

Sweden — 1.3%
Assa Abloy AB, Cl B	272,060	6,362
Atlas Copco AB, Cl A	427,932	17,074
Atlas Copco AB, Cl B	15,784	548
Axfood AB	48,823	1,087
Betsson AB	159,620	744
Boliden AB	7,776	207
Epiroc AB, Cl A	77,345	944
Epiroc AB, Cl B	72,504	859
Fastighets AB Balder, Cl B *	26,288	1,224
Getinge AB, Cl B	74,920	1,392
ICA Gruppen AB	81,236	3,789
Investor AB, Cl B	11,180	610
L E Lundbergforetagen AB, Cl B	8,291	364

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lundin Petroleum AB	8,046	$274
Millicom International Cellular SA	107,816	5,170
Sandvik AB	77,480	1,510
Skanska AB, Cl B	26,524	599
SKF AB, Cl B	134,267	2,714
Swedbank AB, Cl A	201,398	2,998
Swedish Match AB	128,113	6,609
Tele2 AB, Cl B	21,047	305
Trelleborg AB, Cl B	60,510	1,090

		56,473

Switzerland — 7.5%
ABB Ltd	939,641	22,721
Adecco Group AG	221,112	13,967
Alcon Inc *	213,820	12,088
Aryzta AG *	2,341,778	2,618
Baloise Holding AG	10,010	1,809
Barry Callebaut AG	371	819
Chocoladefabriken Lindt & Spruengli AG	228	2,814
Cie Financiere Richemont SA	97,066	7,631
Coca-Cola HBC AG *	221,243	7,518
Geberit AG	18,435	10,336
Givaudan SA	2,201	6,890
Julius Baer Group Ltd	192,355	9,919
Kuehne + Nagel International AG	1,566	264
Lonza Group AG	20,506	7,478
Nestle SA	155,722	16,848
Novartis AG	476,180	45,143
Partners Group Holding AG	11,606	10,653
Roche Holding AG	174,203	56,497
SGS SA	3,219	8,817
SIG Combibloc Group AG *	566,513	9,063
Sika AG	89,036	16,725
Sonova Holding AG	57,420	13,132
Straumann Holding AG	933	916
Swiss Life Holding AG	25,877	12,988
Swiss Prime Site AG	3,757	434
Swiss Re AG	44,382	4,981
Swisscom AG	2,133	1,128
Tecan Group AG	3,617	1,016
UBS Group AG	1,678,343	21,136
Vifor Pharma AG	1,644	300
Zurich Insurance Group AG	10,822	4,437

		331,086

Taiwan — 1.0%
Chicony Electronics Co Ltd	114,000	338
Chipmos Technologies Inc *	366,000	418
Compal Electronics Inc	697,000	438
Foxconn Technology Co Ltd	605,000	1,336
Global Mixed Mode Technology Inc	91,000	384
Hon Hai Precision Industry Co Ltd	247,000	748

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kindom Development Co Ltd	432,000	$460
Lite-On Technology Corp	1,534,000	2,525
MediaTek Inc	752,000	11,126
Mirle Automation Corp	685,000	907
Pou Chen Corp	412,000	539
Simplo Technology Co Ltd	158,000	1,597
Sitronix Technology Corp	173,000	967
Supreme Electronics Co Ltd	469,000	472
Synnex Technology International Corp	1,030,000	1,288
Taiwan Semiconductor Manufacturing Co Ltd ADR	316,585	18,394
Zhen Ding Technology Holding Ltd	84,000	401

		42,338

Turkey — 0.0%
Turkiye Halk Bankasi AS *(A)	1,180,311	1,172

United Arab Emirates — 0.0%
Abu Dhabi Islamic Bank PJSC	615,520	903

United Kingdom — 14.4%
3i Group PLC	229,149	3,333
Admiral Group PLC	9,401	288
Aggreko PLC	53,260	587
Anglo American PLC	86,624	2,494
Antofagasta PLC	15,837	192
Aon PLC	49,900	10,394
Ashtead Group PLC	53,308	1,705
AstraZeneca PLC	144,360	14,548
Auto Trader Group PLC	41,041	323
Aviva PLC	2,142,722	11,885
Balfour Beatty PLC	2,573,792	8,913
Bank of Ireland Group PLC	2,640,047	14,530
Barclays PLC	9,519,830	22,655
Barratt Developments PLC	441,346	4,365
Berkeley Group Holdings PLC	24,114	1,552
BHP Group PLC	64,221	1,512
BP PLC	4,564,111	28,515
BP PLC ADR	131,693	4,970
British American Tobacco PLC	511,552	21,899
British Land Co PLC/The	25,721	218
BT Group PLC, Cl A	851,464	2,171
Bunzl PLC	452,632	12,382
Carnival PLC	3,363	162
Cineworld Group PLC	1,784,994	5,181
Cobham PLC	1,485,540	3,232
Compass Group PLC	1,185,939	29,693
Computacenter PLC	62,379	1,465
CRH PLC	269,246	10,850
Croda International PLC	25,865	1,754
DCC PLC	84,724	7,345
Dialog Semiconductor PLC *	45,565	2,317
Electrocomponents PLC	838,854	7,530

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evraz PLC	990,183	$5,299
Ferguson PLC	245,633	22,290
Ferrexpo PLC	524,939	1,105
Fevertree Drinks PLC	342,898	9,508
GlaxoSmithKline PLC	518,129	12,211
Halma PLC	48,067	1,347
Hargreaves Lansdown PLC	5,497	141
Hays PLC	1,583,408	3,809
HSBC Holdings PLC	101,298	794
Inchcape PLC	165,498	1,548
Indivior PLC *	568,551	294
Informa PLC	32,064	364
InterContinental Hotels Group PLC	13,898	959
International Consolidated Airlines Group SA	508,597	4,211
Intertek Group PLC	23,894	1,852
Investec PLC	290,604	1,706
Johnson Matthey PLC	189,030	7,503
Keywords Studios PLC	360,076	7,146
Kingfisher PLC	4,348,234	12,500
Legal & General Group PLC	1,936,682	7,774
Lloyds Banking Group PLC	7,055,659	5,842
London Stock Exchange Group PLC	180,708	18,553
M&G PLC *	640,200	2,012
Meggitt PLC	112,748	981
Melrose Industries PLC	4,130,236	13,137
Micro Focus International PLC	382,051	5,384
National Grid PLC	1,170,318	14,640
Ocado Group PLC *	47,877	811
Pagegroup PLC	128,208	888
Pearson PLC	41,481	350
Persimmon PLC	9,215	329
Prudential PLC	1,795,676	34,469
QinetiQ Group PLC	263,158	1,247
Reckitt Benckiser Group PLC	112,917	9,168
RELX PLC	1,116,479	28,183
Rentokil Initial PLC	1,090,981	6,547
Rio Tinto PLC	7,698	459
Rolls-Royce Holdings PLC	2,075,699	18,787
Royal Bank of Scotland Group PLC	5,568,954	17,728
RSA Insurance Group PLC	181,220	1,358
Sage Group PLC/The	56,442	560
Schroders PLC	45,451	2,007
Segro PLC ‡	191,650	2,278
Severn Trent PLC	6,164	205
Smith & Nephew PLC	456,505	11,082
Smiths Group PLC	12,154	272
Smurfit Kappa Group PLC	10,366	398
Spectris PLC	170,863	6,578
Spirax-Sarco Engineering PLC	4,287	505
SSE PLC	709,406	13,519
SSP Group Plc	130,608	1,125

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
St James’s Place PLC	556,911	$8,591
Standard Chartered PLC	251,179	2,371
Standard Life Aberdeen PLC	282,712	1,229
Tate & Lyle PLC	228,715	2,303
Taylor Wimpey PLC	303,508	778
Tesco PLC	7,064,789	23,884
Trainline PLC *	571,267	3,837
Unilever PLC	50,884	2,933
Vodafone Group PLC	12,347,170	24,005
Wm Morrison Supermarkets PLC	100,457	266

		630,920

United States — 5.0%
Accenture PLC, Cl A	93,566	19,702
ASML Holding NV, Cl G	47,795	14,144
Atlassian Corp PLC, Cl A *	15,960	1,921
Axis Capital Holdings Ltd	308,388	18,331
Axonics Modulation Technologies Inc *	339,431	9,406
BCE Inc	11,070	513
Biohaven Pharmaceutical Holding Co Ltd *	198,015	10,780
Chemours Co/The	185,551	3,357
Chubb Ltd	95,146	14,810
Coca-Cola European Partners PLC	15,087	768
Core Laboratories NV	19,878	749
Flex Ltd *	1,018,773	12,857
International Game Technology PLC	438,000	6,557
Lululemon Athletica Inc *	44,552	10,321
Mettler-Toledo International Inc *	13,915	11,038
Microsoft Corp	62,443	9,847
Nomad Foods Ltd *	320,168	7,162
QIAGEN NV *	42,823	1,447
ResMed Inc	105,233	16,308
Sensata Technologies Holding PLC *	205,513	11,071
Shopify Inc, Cl A *	52,985	21,066
Tractor Supply Co	65,117	6,085
Visa Inc, Cl A	19,496	3,663
Wix.com Ltd *	44,468	5,442

		217,345

Total Common Stock (Cost $3,561,737) ($ Thousands)		4,146,664

PREFERRED STOCK — 1.8%
Germany — 1.2%
Henkel AG & Co KGaA (C)	76,105	7,908
Porsche Automobil Holding SE (C)	2,289	172
Sartorius AG (C)	4,096	882
Volkswagen AG (C)	219,655	43,633

		52,595

South Korea — 0.6%
Hyundai Motor Co (C)	132,660	8,214

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Samsung Electronics Co Ltd (C)	381,858	$14,939

		23,153

Total Preferred Stock (Cost $65,739) ($ Thousands)		75,748

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P. 1.600% **† (D)	75,599,401	75,606

Total Affiliated Partnership (Cost $75,599) ($ Thousands)		75,606

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F 1.500%**†	60,243,325	60,243

Total Cash Equivalent (Cost $60,243) ($ Thousands)		60,243

Total Investments in Securities — 99.5% (Cost $3,763,318) ($ Thousands)		$4,358,261

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/Depreciation (Thousands)

Euro STOXX 50	662	Mar-2020	$27,610	$27,710	$(79)

FTSE 100 Index	144	Mar-2020	14,103	14,305	77

Hang Seng Index	15	Feb-2020	2,700	2,721	24

SPI 200 Index	65	Mar-2020	7,573	7,543	(213)

TOPIX Index	138	Mar-2020	21,795	21,854	45

			$73,781	$74,133	$(146)

Percentages are based on Net Assets of $4,382,204 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $70,602 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $75,606 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

FTSE — Financial Times Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

SPI — Share Price Index

TOPIX - Tokyo Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,146,664	–	–^	4,146,664
Preferred Stock	75,748	–	–	75,748
Affiliated Partnership	–	75,606	–	75,606
Cash Equivalent	60,243	–	–	60,243

Total Investments in Securities	4,282,655	75,606	–	4,358,261

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	146	–	–	146
Unrealized Depreciation	(292)	–	–	(292)

Total Other Financial Instruments	(146)	–	–	(146)

^One security with a market value of $0.

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	122,509	187,189	(234,091)	—	(1)	75,606	75,599,401	471	—

SEI Daily Income Trust, Government Fund, Cl F	83,730	46,735	(70,222)	—	—	60,243	60,243,325	281	—

	206,239	233,924	(304,313)	—	(1)	135,849	135,842,726	752	—

Amounts designated as “—” are either $0 or have been rounded to $0.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.0%
Argentina — 0.2%
Arcos Dorados Holdings Inc, Cl A	191,007	$1,547
Cresud SACIF y A ADR *(A)	76,288	537
IRSA Inversiones y Representaciones SA ADR *	63,795	442
IRSA Propiedades Comerciales SA ADR	2,512	42
MercadoLibre Inc *	1,929	1,103

		3,671

Austria — 0.1%
Erste Group Bank AG *	69,374	2,628

Brazil — 7.6%
Ambev SA *	671,900	3,118
Arezzo Industria e Comercio SA	106,600	1,696
Atacadao SA *	906,111	5,260
B2W Cia Digital *	939,967	14,688
B3 SA - Brasil Bolsa Balcao	601,820	6,429
Banco Bradesco SA ADR *(A)	1,137,020	10,176
Banco BTG Pactual SA *	50,698	959
Banco do Brasil SA *	327,413	4,299
Banco Santander Brasil SA	254,900	3,138
Banco Santander Brasil SA ADR (A)	163,031	1,977
BB Seguridade Participacoes SA	80,827	758
BK Brasil Operacao e Assessoria a Restaurantes SA *	627,830	2,775
BR Malls Participacoes SA	127,347	572
BRF SA *	483,253	4,229
BRF SA ADR *	329,088	2,863
CCR SA	482,000	2,274
Cia de Saneamento do Parana	17,592	444
Cia Siderurgica Nacional SA	107,412	377
Construtora Tenda SA	93,202	699
Cosan Ltd, Cl A *	40,385	922
Cosan SA	306,128	5,294
Cyrela Brazil Realty SA Empreendimentos e Participacoes	279,398	2,062
Duratex SA	637,700	2,651
Energisa SA	455,268	6,058
Eneva SA *	95,847	1,041
Gerdau SA ADR (A)	518,767	2,542
Grupo SBF SA *	256,375	2,242
Hapvida Participacoes e Investimentos SA	154,310	2,451
Hypera SA *	246,662	2,188
IRB Brasil Resseguros S/A	117,243	1,135
JBS SA	152,080	975
Localiza Rent a Car SA	182,490	2,151
Lojas Renner SA	105,377	1,472

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Minerva SA/Brazil *	128,998	$412
Notre Dame Intermedica Participacoes SA	199,077	3,378
Petro Rio SA *	117,300	964
Petrobras Distribuidora SA	389,150	2,909
Petroleo Brasileiro SA	21,549	343
Petroleo Brasileiro SA ADR *	606,081	9,661
Porto Seguro SA	130,188	2,030
Qualicorp Consultoria e Corretora de Seguros SA	111,107	1,025
Rumo SA *	1,468,283	9,526
Sul America SA	66,646	993
Telefonica Brasil SA ADR	296,034	4,239
TIM Participacoes SA ADR *	127,033	2,428
Transmissora Alianca de Energia Eletrica SA	92,364	716
Ultrapar Participacoes SA ADR	47,273	296
Vale SA ADR, Cl B *	232,466	3,069
YDUQS Part	154,786	1,828

		143,732

Canada — 1.0%
First Quantum Minerals Ltd	1,420,325	14,425
Pan American Silver Corp	84,904	2,011
Parex Resources Inc *	163,177	3,039

		19,475

Chile — 0.3%
Banco de Credito e Inversiones SA	7,407	336
Cia Cervecerias Unidas SA ADR	46,114	875
Empresas CMPC SA	311,960	763
Enel Chile SA	14,238,302	1,335
Inversiones La Construccion SA	1,878	21
Latam Airlines Group SA ADR	60,000	609
Sociedad Quimica y Minera de Chile SA ADR	36,860	984

		4,923

China — 22.2%
Agricultural Bank of China Ltd, Cl H	8,188,000	3,604
Alibaba Group Holding Ltd ADR *	285,726	60,603
Aluminum Corp of China Ltd, Cl H *	3,434,000	1,177
Anhui Conch Cement Co Ltd, Cl H	1,614,664	11,770
ANTA Sports Products Ltd	132,069	1,182
Baidu Inc ADR *	45,464	5,747
Bank of China Ltd, Cl H	10,379,000	4,436
BeiGene Ltd ADR *	4,864	806
Beijing Sinnet Technology Co Ltd, Cl A	1,164,995	3,357
Bilibili Inc ADR *(A)	220,265	4,101
Bosideng International Holdings Ltd	2,848,000	1,027
China Coal Energy Co Ltd, Cl H	1,383,000	549
China Construction Bank Corp, Cl H	14,733,000	12,725
China Everbright Bank Co Ltd, Cl A	3,285,500	2,080
China Lesso Group Holdings Ltd	471,000	604
China Life Insurance Co Ltd, Cl H	1,560,000	4,335

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Merchants Energy Shipping Co Ltd, Cl A	942,197	$1,117
China National Building Material Co Ltd, Cl H	1,178,000	1,315
China Oilfield Services Ltd, Cl H	1,144,000	1,794
China Pacific Insurance Group Co Ltd, Cl H	220,400	868
China Petroleum & Chemical Corp, Cl H	3,588,000	2,160
Chongqing Zhifei Biological Products Co Ltd, Cl A	291,600	2,079
CITIC Securities Co Ltd, Cl H	425,500	971
COSCO SHIPPING Energy Transportation Co Ltd, Cl A	312,989	287
CRRC Corp Ltd	4,746,408	3,460
Dongyue Group Ltd	573,000	318
Focus Media Information Technology Co Ltd, Cl A	5,028,867	4,519
Focused Photonics Hangzhou Inc, Cl A	811,661	1,947
Gree Electric Appliances Inc of Zhuhai, Cl A *	191,400	1,802
Guangdong Haid Group Co Ltd, Cl A	373,392	1,930
Hangzhou Robam Appliances Co Ltd, Cl A	1,422,950	6,907
HLA Corp Ltd, Cl A	1,424,853	1,571
Huazhu Group Ltd ADR	24,040	963
Industrial & Commercial Bank of China Ltd, Cl H	33,147,419	25,525
JD.com Inc ADR *	241,434	8,506
Jiangsu Yanghe Brewery Joint-Stock Co Ltd, Cl A	129,100	2,048
KWG Group Holdings Ltd	1,607,000	2,252
Longfor Group Holdings Ltd	213,000	998
Momo Inc ADR *	256,484	8,592
NARI Technology Co Ltd, Cl A	1,057,083	3,214
NetEase Inc ADR	34,685	10,636
New Oriental Education & Technology Group Inc ADR *	43,753	5,305
PetroChina Co Ltd, Cl H	1,826,000	916
PICC Property & Casualty Co Ltd, Cl H	566,000	682
Ping An Insurance Group Co of China Ltd, Cl A	294,082	3,608
Ping An Insurance Group Co of China Ltd, Cl H	2,391,857	28,272
Shenzhen Inovance Technology Co Ltd, Cl A	460,600	2,026
Shenzhen Overseas Chinese Town Co Ltd, Cl A	1,118,900	1,251
SINA Corp/China *	87,423	3,491
Sinopharm Group Co Ltd, Cl H	1,159,510	4,234
Sinotruk Hong Kong Ltd (A)	1,246,500	2,659
Sohu.com Ltd ADR *	128,442	1,436
Suofeiya Home Collection Co Ltd, Cl A	1,117,700	3,362
TAL Education Group ADR *	68,889	3,320
Tencent Holdings Ltd	1,553,007	74,862
Tingyi Cayman Islands Holding Corp	2,116,500	3,613
Trip.com Group Ltd ADR *	400,305	13,426

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tsingtao Brewery Co Ltd, Cl H	618,000	$4,152
Uni-President China Holdings Ltd	3,138,400	3,295
Vipshop Holdings Ltd ADR *	57,945	821
Want Want China Holdings Ltd	803,000	750
Weibo Corp ADR *(A)	115,145	5,337
Weichai Power Co Ltd, Cl H	1,343,000	2,834
Wens Foodstuffs Group Co Ltd	840,683	4,055
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	588,600	2,276
Wuliangye Yibin Co Ltd, Cl A	145,500	2,778
Yantai Jereh Oilfield Services Group Co Ltd, Cl A	440,900	2,339
Yanzhou Coal Mining Co Ltd, Cl H	428,791	385
Yum China Holdings Inc	13,071	628
Zhejiang Expressway Co Ltd, Cl H	3,690,000	3,362
Zhejiang NHU Co Ltd, Cl A	504,398	1,684
Zhongsheng Group Holdings Ltd	2,300,500	9,418
Zhuzhou CRRC Times Electric Co Ltd, Cl H	644,600	2,333
ZTO Express Cayman Inc ADR *	222,991	5,207

		417,999

Colombia — 0.5%
Bancolombia SA ADR, Cl R	157,058	8,605
Ecopetrol SA ADR	38,523	769
Grupo Aval Acciones y Valores SA ADR	17,844	156
Interconexion Electrica SA ESP	35,665	213

		9,743

Cyprus — 0.1%
TCS Group Holding PLC GDR	106,230	2,284

Czech Republic — 0.2%
Moneta Money Bank AS	776,096	2,914

Egypt — 0.2%
Commercial International Bank Egypt SAE	525,769	2,720

Germany — 0.2%
Delivery Hero SE *	53,900	4,274

Greece — 0.6%
Eurobank Ergasias SA *	3,539,371	3,658
Hellenic Telecommunications Organization SA	43,068	688
Motor Oil Hellas Corinth Refineries SA	52,207	1,209
National Bank of Greece SA *	840,560	2,859
OPAP SA	147,572	1,918

		10,332

Hong Kong — 7.8%
3SBio Inc *	3,657,500	4,741
A-Living Services Co Ltd, Cl H	1,550,375	5,352
ASM Pacific Technology Ltd	291,600	4,046
BAIC Motor Corp Ltd, Cl H	5,690,500	3,228
Beijing Enterprises Water Group Ltd	3,878,000	1,961
Brilliance China Automotive Holdings Ltd	1,511,163	1,567
Budweiser Brewing Co APAC Ltd *	393,425	1,328

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	$14
China Agri-Industries Holdings Ltd	298,559	158
China Aoyuan Group Ltd	319,000	520
China Conch Venture Holdings Ltd	636,500	2,777
China Everbright Bank Co Ltd, Cl H	1,633,000	759
China Everbright International Ltd	5,829,100	4,676
China Gas Holdings Ltd	1,247,000	4,673
China High Precision Automation Group Ltd *	1,385,624	–
China Medical System Holdings Ltd	2,218,000	3,194
China Mengniu Dairy Co Ltd	809,000	3,271
China Mobile Ltd	1,155,800	9,716
China Mobile Ltd ADR	136,934	5,788
China Overseas Grand Oceans Group Ltd	662,000	458
China Resources Beer Holdings Co Ltd	138,000	763
China Resources Cement Holdings Ltd	902,000	1,148
China Resources Gas Group Ltd	148,000	813
China Resources Land Ltd	90,000	448
China State Construction International Holdings Ltd	2,837,123	2,578
China Taiping Insurance Holdings Co Ltd	1,079,400	2,676
CITIC Ltd	1,916,000	2,562
CNOOC Ltd	8,976,200	14,930
Country Garden Services Holdings Co Ltd	236,000	795
CSPC Pharmaceutical Group Ltd	454,000	1,083
Geely Automobile Holdings Ltd	2,001,000	3,914
Genscript Biotech Corp *	508,000	1,154
Haier Electronics Group Co Ltd	1,161,118	3,629
Hang Lung Properties Ltd	416,000	913
Hisense Home Appliances Group Co Ltd, Cl H	403,534	442
Huatai Securities Co Ltd, Cl H	2,561,200	4,530
Kingboard Laminates Holdings Ltd	1,007,000	1,248
Kunlun Energy Co Ltd	1,036,000	915
Li Ning Co Ltd	723,000	2,167
Link REIT ‡	312,438	3,308
Logan Property Holdings Co Ltd	3,420,000	5,741
Meituan Dianping, Cl B *	78,800	1,031
Midea Real Estate Holding Ltd	360,019	1,104
Nine Dragons Paper Holdings Ltd	1,193,000	1,240
Postal Savings Bank of China Co Ltd, Cl H	2,955,000	2,010
Q Technology Group Co Ltd *	344,000	569
Shenzhen Expressway Co Ltd, Cl H	406,000	583
Shimao Property Holdings Ltd	640,000	2,481
Sino Biopharmaceutical Ltd	414,000	579
SJM Holdings Ltd	3,143,000	3,578
Sun Art Retail Group Ltd	512,000	621
Sunac China Holdings Ltd	672,409	4,017
Sunny Optical Technology Group Co Ltd	570,100	9,870
Techtronic Industries Co Ltd	323,925	2,642
Times China Holdings Ltd	316,667	606
Times Neighborhood Ltd *	116,923	73
Yuexiu Transport Infrastructure Ltd	622,000	553

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoomlion Heavy Industry Science and Technology Co Ltd (A)	1,265,800	$1,061

		146,602

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	202,145	2,017
OTP Bank Nyrt	27,246	1,427
Richter Gedeon Nyrt	226,427	4,930

		8,374

India — 8.3%
ACC Ltd	77,785	1,575
Avanti Feeds Ltd	64,997	532
Axis Bank Ltd	148,303	1,567
Bandhan Bank Ltd	247,047	1,759
Bharti Airtel Ltd *	305,205	1,949
Dabur India Ltd	87,003	559
DLF Ltd	505,681	1,636
Dr Reddy’s Laboratories Ltd	46,717	1,882
Dr Reddy’s Laboratories Ltd ADR	20,928	849
HCL Technologies Ltd	133,512	1,063
HDFC Asset Management Co Ltd	9,421	422
HDFC Bank Ltd	303,928	5,417
HDFC Bank Ltd ADR	97,762	6,195
Hero MotoCorp Ltd	57,204	1,958
Hindustan Petroleum Corp Ltd	611,447	2,266
Hindustan Unilever Ltd	164,230	4,425
Housing Development Finance Corp Ltd	373,043	12,609
ICICI Bank Ltd	1,962,132	14,814
ICICI Bank Ltd ADR	564,707	8,521
ICICI Lombard General Insurance Co Ltd	177,285	3,444
Infosys Ltd	449,636	4,606
Infosys Ltd ADR	85,464	882
ITC Ltd	1,760,053	5,861
JM Financial Ltd	528,780	698
JSW Steel Ltd	293,309	1,110
Larsen & Toubro Ltd	66,652	1,212
Mahindra & Mahindra Ltd	235,240	1,752
Manappuram Finance Ltd	286,462	712
Metropolis Healthcare Ltd *	66,204	1,346
Motherson Sumi Systems Ltd	265,139	544
Mphasis Ltd	74,801	966
Multi Commodity Exchange of India Ltd	64,594	1,057
Muthoot Finance Ltd *	92,654	988
Nestle India Ltd	3,125	647
Petronet LNG Ltd	143,637	539
Power Finance Corp Ltd *	330,242	546
Power Grid Corp of India Ltd	2,558,963	6,821
Reliance Industries Ltd	655,176	13,897
Reliance Industries Ltd GDR	565,796	24,075
Shriram Transport Finance Co Ltd	174,420	2,862
Tata Chemicals Ltd	151,917	1,420

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tata Consultancy Services Ltd	59,043	$1,788
Tech Mahindra Ltd	67,039	716
United Spirits Ltd *	302,561	2,541
UPL Ltd	321,934	2,636
Wipro Ltd	193,717	667
WNS Holdings Ltd ADR *	8,529	564
Zee Entertainment Enterprises Ltd	406,956	1,666

		156,561

Indonesia — 1.0%
Ace Hardware Indonesia Tbk PT	8,428,700	907
Astra International Tbk PT	4,106,500	2,040
Bank Central Asia Tbk PT	180,067	433
Bank Rakyat Indonesia Persero Tbk PT	27,334,119	8,628
Bank Tabungan Pensiunan Nasional Syariah Tbk PT *	2,344,400	720
Indofood Sukses Makmur Tbk PT	701,377	399
Kalbe Farma Tbk PT	4,622,600	538
Map Aktif Adiperkasa PT *	3,611,900	1,375
Mitra Adiperkasa Tbk PT	3,751,500	285
Perusahaan Gas Negara Tbk PT	11,471,100	1,792
Telekomunikasi Indonesia Persero Tbk PT	8,426,100	2,403

		19,520

Malaysia — 0.5%
Gamuda Bhd	732,700	698
Inari Amertron Bhd	5,267,575	2,189
Malayan Banking Bhd	1,002,500	2,117
MISC Bhd	374,875	765
RHB Bank Bhd	2,062,000	2,914
Syarikat Takaful Malaysia Keluarga Bhd	268,828	375
UEM Sunrise Bhd *	1,993,595	344
Westports Holdings Bhd	487,600	502

		9,904

Mexico — 2.3%
Alfa SAB de CV, Cl A	1,753,700	1,454
Alsea SAB de CV *	802,045	2,116
America Movil SAB de CV ADR, Cl L	115,996	1,856
Arca Continental SAB de CV	90,800	481
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	355,435	2,410
Cemex SAB de CV ADR	149,406	565
Coca-Cola Femsa SAB de CV ADR	56,121	3,402
Controladora Vuela Cia de Aviacion SAB de CV ADR *	30,158	314
Fibra Uno Administracion SA de CV	499,315	774
Fomento Economico Mexicano SAB de CV	497,929	4,702
Fomento Economico Mexicano SAB de CV ADR	19,049	1,801
Gruma SAB de CV, Cl B	85,175	874

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grupo Aeroportuario del Centro Norte SAB de CV ADR	7,310	$438
Grupo Aeroportuario del Sureste SAB de CV ADR	2,877	539
Grupo Financiero Banorte SAB de CV, Cl O	1,518,154	8,486
Grupo Mexico SAB de CV, Ser B	948,384	2,611
Grupo Televisa SAB ADR	421,695	4,947
Infraestructura Energetica Nova SAB de CV	441,100	2,074
Orbia Advance Corp SAB de CV	475,081	1,014
Qualitas Controladora SAB de CV	191,603	808
Wal-Mart de Mexico SAB de CV	623,412	1,792

		43,458

Netherlands — 0.2%
Prosus NV *	34,919	2,613
VEON Ltd ADR	291,057	737

		3,350

Panama — 0.2%
Copa Holdings SA, Cl A	40,091	4,333

Peru — 0.7%
Cia de Minas Buenaventura SAA ADR	133,640	2,018
Credicorp Ltd	49,157	10,477

		12,495

Philippines — 0.7%
Ayala Corp	65,450	1,015
BDO Unibank Inc	1,217,275	3,798
First Gen Corp	783,754	374
Globe Telecom Inc	59,727	2,382
GT Capital Holdings Inc	101,434	1,696
International Container Terminal Services Inc	294,250	745
Manila Electric Co	28,870	181
Metropolitan Bank & Trust Co	2,612,164	3,422
Security Bank Corp	97,310	374

		13,987

Poland — 0.7%
CD Projekt SA	6,879	508
Dino Polska SA *	151,839	5,784
Grupa Lotos SA	38,665	853
Polski Koncern Naftowy ORLEN SA	44,149	1,001
Powszechny Zaklad Ubezpieczen SA	504,991	5,342
Warsaw Stock Exchange	14,019	146

		13,634

Portugal — 0.3%
Galp Energia SGPS SA, Cl B	286,916	4,812

Qatar — 0.1%
Commercial Bank PSQC/The	278,400	359
Qatar Gas Transport Co Ltd	555,980	365
Qatar International Islamic Bank QSC	347,200	923

		1,647

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Russia — 5.8%
Detsky Mir PJSC	1,097,591	$1,767
Gazprom PJSC	389,260	1,607
Gazprom PJSC ADR	1,067,465	8,777
LUKOIL PJSC ADR	213,958	21,146
Mail.Ru Group Ltd GDR *	152,809	3,410
MMC Norilsk Nickel PJSC ADR	130,376	3,975
Mobile TeleSystems PJSC ADR	77,665	788
Novatek PJSC GDR	161	33
Rosneft Oil Co PJSC GDR	665,547	4,797
Sberbank of Russia PJSC	733,815	3,010
Sberbank of Russia PJSC ADR (A)	1,771,715	29,065
X5 Retail Group NV GDR	124,706	4,302
Yandex NV, Cl A *	611,096	26,577

		109,254

Saudi Arabia — 0.2%
Al Rajhi Bank	91,351	1,593
Samba Financial Group	109,958	951
Saudi Arabian Fertilizer Co	67,275	1,390

		3,934

South Africa — 2.8%
Absa Group Ltd	55,496	593
African Rainbow Minerals Ltd	50,812	595
AngloGold Ashanti Ltd	81,573	1,846
AngloGold Ashanti Ltd ADR	136,018	3,039
Bid Corp Ltd	163,100	3,851
Bidvest Group Ltd/The	37,174	544
Capitec Bank Holdings Ltd	56,221	5,814
FirstRand Ltd	746,949	3,355
Foschini Group Ltd/The	89,572	958
Impala Platinum Holdings Ltd *	68,124	699
JSE Ltd	209,557	1,791
Liberty Holdings Ltd	64,340	509
Mediclinic International PLC	324,063	1,788
Mr Price Group Ltd	156,519	2,043
Naspers Ltd, Cl N	53,721	8,801
Nedbank Group Ltd	98,597	1,511
Netcare Ltd	433,265	603
Old Mutual Ltd	787,228	1,107
Petra Diamonds Ltd *	1,651,395	193
RMB Holdings Ltd	388,920	2,237
Sibanye Gold Ltd ADR *	51,778	514
SPAR Group Ltd/The	151,992	2,147
Standard Bank Group Ltd	672,011	8,089
Vodacom Group Ltd	84,110	694

		53,321

South Korea — 12.8%
BGF retail Co Ltd *	4,113	601
BH Co Ltd *(A)	20,954	398
Cheil Worldwide Inc *	82,287	1,711

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Com2uSCorp (A)	29,920	$2,764
Daelim Industrial Co Ltd *	5,821	455
DB HiTek Co Ltd *(A)	45,969	1,092
DB Insurance Co Ltd *	63,468	2,859
Doosan Bobcat Inc	60,051	1,784
Douzone Bizon Co Ltd *(A)	28,826	2,019
GS Holdings Corp *	28,841	1,283
Hana Financial Group Inc	89,381	2,844
Hankook Tire & Technology Co Ltd *	33,016	954
Hanwha Chemical Corp	63,444	1,028
Hotel Shilla Co Ltd *(A)	36,171	2,832
Hyundai Department Store Co Ltd *	20,424	1,463
Hyundai Mobis Co Ltd (A)	5,530	1,222
Hyundai Motor Co	5,519	573
Kakao Corp (A)	26,092	3,462
Kangwon Land Inc *	60,735	1,551
KB Financial Group Inc	82,781	3,396
KCC Corp (A)	4,515	911
Kia Motors Corp *	85,778	3,276
Korea Zinc Co Ltd *	2,131	782
KT&G Corp	10,540	854
LG Chem Ltd *(A)	13,889	3,810
LG Corp *	31,879	2,031
LG Electronics Inc	26,030	1,617
LG Household & Health Care Ltd *	2,212	2,406
LG Innotek Co Ltd *(A)	5,331	644
LG Uplus Corp *	116,484	1,428
Lotte Chilsung Beverage Co Ltd *	10,793	1,306
Lotte Confectionery Co Ltd *(A)	4,024	519
Lotte Corp (A)	24,569	825
Mando Corp *	30,814	934
Medy-Tox Inc (A)	9,823	2,547
NAVER Corp *	58,861	9,475
NCSoft Corp *(A)	23,760	11,103
Orion Corp/Republic of Korea *	46,613	4,242
Partron Co Ltd (A)	116,203	1,326
Samsung Biologics Co Ltd *(A)	6,118	2,281
Samsung Electro-Mechanics Co Ltd *(A)	34,440	3,711
Samsung Electronics Co Ltd	1,728,660	83,198
Samsung Engineering Co Ltd *(A)	29,493	488
Samsung Life Insurance Co Ltd *(A)	21,761	1,396
Shinhan Financial Group Co Ltd	16,559	620
SK Hynix Inc	384,453	31,025
SK Telecom Co Ltd	55,588	11,408
SK Telecom Co Ltd ADR	274,320	6,339
S-Oil Corp (A)	44,806	3,686
WONIK IPS Co Ltd *(A)	132,161	4,083
Woongjin Coway Co Ltd	72,190	5,806
Woori Financial Group Inc	348,656	3,487

		241,855

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Switzerland — 0.1%
Wizz Air Holdings Plc *	45,954	$2,371

Taiwan — 11.3%
Accton Technology Corp	643,200	3,605
Airtac International Group	216,000	3,361
ASE Technology Holding Co Ltd	817,372	2,269
Asia Cement Corp	1,569,000	2,510
Asustek Computer Inc	64,862	501
Bizlink Holding Inc	475,000	3,573
Catcher Technology Co Ltd	780,040	5,907
Cathay Financial Holding Co Ltd	731,000	1,038
Chailease Holding Co Ltd	1,084,262	4,991
Chang Hwa Commercial Bank Ltd	765,000	579
Chicony Electronics Co Ltd	187,000	555
Chilisin Electronics Corp	336,000	1,435
Chunghwa Telecom Co Ltd	139,000	510
CTBC Financial Holding Co Ltd	5,358,000	4,004
Elite Material Co Ltd	450,400	2,058
eMemory Technology Inc	172,200	2,048
Foxconn Technology Co Ltd	206,000	455
Fubon Financial Holding Co Ltd	1,857,000	2,874
Globalwafers Co Ltd	218,000	2,782
Hiwin Technologies Corp	259,019	2,428
Hon Hai Precision Industry Co Ltd	2,690,003	8,148
Huaku Development Co Ltd	173,000	534
King Yuan Electronics Co Ltd	426,000	534
LandMark Optoelectronics Corp	192,000	1,979
Largan Precision Co Ltd	12,446	2,076
Lite-On Technology Corp	538,000	886
Macronix International	1,388,000	1,722
Makalot Industrial Co Ltd	315,900	1,660
MediaTek Inc	1,351,170	19,990
Merida Industry Co Ltd	365,000	2,149
Micro-Star International Co Ltd	963,000	2,785
Novatek Microelectronics Corp	62,429	456
Parade Technologies Ltd	175,600	3,603
Pegatron Corp	260,000	593
Pou Chen	502,000	656
Powertech Technology Inc	237,000	789
Radiant Opto-Electronics Corp	123,000	492
Realtek Semiconductor Corp	77,000	604
Silergy Corp	70,890	2,247
Silicon Motion Technology Corp ADR	70,124	3,556
Simplo Technology Co Ltd	41,000	414
Sino-American Silicon Products Inc	250,000	829
SinoPac Financial Holdings Co Ltd	2,371,428	1,028
Standard Foods Corp	127,333	296
Taiwan Business Bank	1,510,986	635
Taiwan Semiconductor Manufacturing Co Ltd	6,840,276	75,529
Taiwan Semiconductor Manufacturing Co Ltd ADR	254,183	14,768

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teco Electric and Machinery Co Ltd	746,000	$652
Topco Scientific Co Ltd	115,000	405
Tripod Technology Corp	111,000	465
Unimicron Technology Corp	292,000	409
Uni-President Enterprises Corp	1,229,000	3,042
United Microelectronics Corp	1,272,000	698
Win Semiconductors Corp	416,681	4,087
Wistron Corp	850,000	804
Wiwynn Corp *	30,000	635
Yageo Corp	162,000	2,362
Yuanta Financial Holding Co Ltd	2,151,000	1,449
Zhen Ding Technology Holding Ltd	121,000	577

		212,026

Thailand — 1.9%
Advanced Info Service PCL	313,900	2,232
Advanced Info Service PCL NVDR	90,700	645
Airports of Thailand PCL NVDR	228,100	565
Bangkok Bank PCL	299,000	1,596
Charoen Pokphand Foods PCL NVDR	749,900	687
Com7 PCL	1,687,100	1,487
CP ALL PCL	1,903,500	4,591
CP ALL PCL NVDR	738,763	1,781
Electricity Generating PCL NVDR	61,300	671
Home Product Center PCL	14,896,454	7,940
Minor International PCL NVDR	2,767,747	3,324
PTT Exploration & Production PCL	214,800	890
PTT PCL	1,123,700	1,649
Robinson PCL	1,383,400	3,047
Sino-Thai Engineering & Construction PCL NVDR	856,600	406
Thai Beverage PCL	2,435,100	1,612
Thanachart Capital PCL NVDR	261,300	467
Tipco Asphalt PCL NVDR	667,177	472
Tisco Financial Group PCL NVDR	235,900	782
TOA Paint Thailand PCL NVDR	268,800	352

		35,196

Turkey — 1.2%
Akbank T.A.S. *	3,046,528	4,152
Anadolu Efes Biracilik Ve Malt Sanayii AS	152,949	593
Ford Otomotiv Sanayi AS	70,869	844
KOC Holding AS (A)	219,059	748
Koza Altin Isletmeleri AS *	38,580	480
Mavi Giyim Sanayi Ve Ticaret AS, Cl B *	138,326	1,346
Sok Marketler Ticaret AS *	916,381	1,657
Tofas Turk Otomobil Fabrikasi AS	124,885	564
Turk Hava Yollari AO *(A)	1,099,900	2,672
Turkcell Iletisim Hizmetleri AS	1,426,057	3,307
Turkcell Iletisim Hizmetleri AS ADR	51,919	301
Turkiye Garanti Bankasi AS *	2,268,867	4,247
Turkiye Is Bankasi AS, Cl C *(A)	473,354	510

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Turkiye Sise ve Cam Fabrikalari AS (A)	1,573,639	$1,393
Yapi ve Kredi Bankasi AS *	1,208,883	504

		23,318

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	784,070	1,691
Abu Dhabi Islamic Bank PJSC	374,457	549
Air Arabia PJSC *	998,551	438
Aldar Properties PJSC	2,871,732	1,689
DP World PLC	81,184	1,063
Dubai Islamic Bank PJSC	730,596	1,096
Emaar Properties PJSC	2,096,228	2,294
Emirates NBD Bank PJSC	124,574	441

		9,261

United Kingdom — 1.2%
Anglo American PLC	124,158	3,541
Etalon Group PLC GDR	56,800	99
Halyk Savings Bank of Kazakhstan JSC GDR	66,132	883
KAZ Minerals PLC	941,946	6,631
Mail.Ru Group Ltd GDR *	13,035	291
Network International Holdings PLC *	124,137	1,054
Novatek PJSC GDR	15,339	3,114
Polyus PJSC GDR	20,468	1,171
Rio Tinto PLC	68,130	4,064
Tullow Oil PLC *	2,382,934	2,020

		22,868

United States — 0.6%
Liberty Latin America Ltd, Cl C *	122,593	2,386
Pagseguro Digital Ltd, Cl A *	138,977	4,748
Seaspan Corp, Cl A	35,506	504
Southern Copper Corp	25,781	1,095
StoneCo Ltd, Cl A *	50,700	2,022

		10,755

Vietnam — 0.2%
Hoa Phat Group JSC *	1,883,862	1,910
Vincom Retail JSC	1,273,675	1,869

		3,779

Total Common Stock (Cost $1,420,753) ($ Thousands)		1,791,310

PREFERRED STOCK — 1.9%
Brazil — 1.5%
Alpargatas SA * (B)	45,510	376
Banco Bradesco SA * (B)	411,520	3,700
Centrais Eletricas Brasileiras SA (B)	56,700	539
Cia Brasileira de Distribuicao ADR * (B)	123,999	2,712
Cia de Transmissao de Energia Eletrica Paulista (B)	88,409	496
Cia Paranaense de Energia (B)	51,677	887
Itau Unibanco Holding SA (B)	583,553	5,382
Itau Unibanco Holding SA ADR (B)	455,714	4,170

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Metalurgica Gerdau SA, Cl A (B)	322,493	$744
Petroleo Brasileiro SA (B)	781,692	5,865
Petroleo Brasileiro SA ADR, Cl A (B)	157,989	2,357
Randon SA Implementos e Participacoes (B)	195,180	650
Telefonica Brasil SA (B)	51,299	739

		28,617

Colombia — 0.1%
Grupo Aval Acciones y Valores SA (B)	1,797,174	800

South Korea — 0.3%
Samsung Electronics Co Ltd (A) (B)	157,316	6,154

Total Preferred Stock (Cost $28,343) ($ Thousands)		35,571

	Number of Participation Notes

PARTICIPATION NOTES — 0.5%

China — 0.2%
Offshore Oil Engineering, Expires 03/28/2020 *	3,604,839	3,821

Luxembourg — 0.1%
Beijing Sinnet Technology Co Ltd, Expires 10/19/2020 *	600,015	1,729

Switzerland — 0.2%
Han’s Laser, Expires 03/27/2020 *	536,950	3,084
Ping An Insurance Group Co, Expires 10/16/2020 *	21,000	258

		3,342

United States — 0.0%
China Merchants Energy Shipping Co Ltd, Expires 11/24/2020 *	223,898	266
COSCO SHIPPING Energy Transportation Co Ltd, Expires 11/24/2020 *	704,330	645

		911

Total Participation Notes (Cost $9,269) ($ Thousands)		9,803

	Number of Warrants

WARRANTS — 0.0%

Thailand — 0.0%
Minor International PCL, Expires 09/30/2021 *	162,947	18

Total Warrants (Cost $—) ($ Thousands)		18

		Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997 0.000%, VAR N/A0.000%, 03/30/2168	BRL	8	$–

Total Debenture Bond (Cost $—) ($ Thousands)			–

		Shares

AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, L.P. 1.600% **†(C)		42,855,362	42,863

Total Affiliated Partnership (Cost $42,856) ($ Thousands)			42,863

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F 1.500%**†		21,304,308	21,304

Total Cash Equivalent (Cost $21,304) ($ Thousands)			21,304

Total Investments in Securities — 100.8% (Cost $1,522,525) ($ Thousands)			$1,900,869

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

MSCI Emerging Markets	429	Mar-2020	$23,534	$24,028	$494

Percentages are based on Net Assets of $1,885,560 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $28,983 ($ Thousands).
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $42,863 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

JSE — Johannesburg Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,789,639	1,671	–	1,791,310
Preferred Stock	35,571	–	–	35,571
Participation Notes	3,821	5,982	–	9,803
Warrants	–	18	–	18
Debenture Bond	–	–	–	–
Deposit with Counterparty as Collateral for Swap Contracts	–	–	–	–
Global Bond	–	–	–	–
Affiliated Partnership	–	42,863	–	42,863
Cash Equivalent	21,304	–	–	21,304

Total Investments in Securities	1,850,335	50,534	–	1,900,869

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	494	–	–	494

Total Other Financial Instruments	494	–	–	494

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	48,638	64,687	(70,462)	—	—	42,863	42,855,362	102	—

SEI Daily Income Trust, Government Fund, Cl F	29,816	40,227	(48,739)	—	—	21,304	21,304,308	106	—

	78,454	104,914	(119,201)	—	—	64,167	64,159,670	208	—

Amounts designated as “—” are either $0 or have been rounded to $0.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

International Fixed Income Fund

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS — 95.3%
Australia — 1.4%
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (A)		200	$213
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	591
3.625%, 07/18/2022	EUR	300	370
Australia Government Bond
4.750%, 04/21/2027	AUD	820	718
4.500%, 04/15/2020	AUD	185	131
4.500%, 04/21/2033	AUD	195	187
3.750%, 04/21/2037	AUD	393	361
3.000%, 03/21/2047	AUD	70	59
2.750%, 04/21/2024	AUD	1,230	928
2.750%, 05/21/2041	AUD	322	261
BHP Billiton Finance
4.750%, VAR EUR Swap Annual 5 Yr+4.363%, 04/22/2076	EUR	101	120
Commonwealth Bank of Australia
4.500%, 12/09/2025 (A)		450	487
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022	EUR	330	398
0.375%, 04/11/2024	EUR	455	520
National Australia Bank
5.000%, 03/11/2024	AUD	750	598
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	259
Westpac Banking Corp MTN
1.500%, 03/24/2021	EUR	220	252
0.500%, 05/17/2024	EUR	455	523

			6,976

Austria — 1.3%
JAB Holdings BV
1.250%, 05/22/2024	EUR	200	233
Republic of Austria Government Bond (A)
4.150%, 03/15/2037	EUR	326	596
3.650%, 04/20/2022	EUR	1,135	1,399
3.150%, 06/20/2044	EUR	325	583
2.400%, 05/23/2034	EUR	110	160
2.100%, 09/20/2117	EUR	75	133
1.500%, 02/20/2047	EUR	95	130
0.750%, 10/20/2026	EUR	749	895
0.500%, 02/20/2029	EUR	885	1,036
0.000%, 07/15/2024 (D)	EUR	765	873

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027	EUR	288	$479

			6,517

Belgium — 2.0%
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	279
1.500%, 03/17/2025	EUR	415	499
1.125%, 07/01/2027	EUR	230	271
Anheuser-Busch InBev Finance
2.600%, 05/15/2024	CAD	550	424
KBC Group
4.250%, VAR EUR Swap Annual 5 Yr+3.594%, 10/24/2168	EUR	200	232
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)	EUR	440	840
3.750%, 09/28/2020 (A)	EUR	2,126	2,463
3.750%, 06/22/2045	EUR	229	433
3.000%, 06/22/2034 (A)	EUR	346	531
1.700%, 06/22/2050 (A)	EUR	320	432
1.600%, 06/22/2047 (A)	EUR	310	412
1.000%, 06/22/2031 (A)	EUR	490	598
0.800%, 06/22/2028 (A)	EUR	1,249	1,496
0.500%, 10/22/2024 (A)	EUR	1,100	1,284
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)	EUR	64	120

			10,314

Brazil — 0.3%
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	1,203	1,432
Minerva Luxembourg
6.500%, 09/20/2026 (A)		290	308
Odebrecht Finance
7.125%, 06/26/2042 (B)		280	17
4.375%, 04/25/2025 (B)		200	10

			1,767

Canada — 6.3%
Bank of Montreal
0.750%, 09/21/2022	EUR	235	271
Bank of Montreal MTN
0.125%, 04/19/2021	EUR	280	316
Bank of Nova Scotia MTN
0.750%, 09/17/2021	EUR	570	651
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	66
Canada Housing Trust No. 1 (A)
2.250%, 12/15/2025	CAD	2,235	1,745
1.750%, 06/15/2022	CAD	2,465	1,897

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Canadian Government Bond
5.750%, 06/01/2033	CAD	1,205	$1,371
5.000%, 06/01/2037	CAD	816	933
2.750%, 12/01/2048	CAD	400	377
2.750%, 12/01/2048	CAD	300	283
2.500%, 06/01/2024	CAD	1,043	832
2.250%, 06/01/2029	CAD	3,537	2,857
1.500%, 06/01/2026	CAD	7,545	5,749
1.000%, 09/01/2022	CAD	1,268	961
1.000%, 06/01/2027	CAD	1,375	1,007
0.750%, 09/01/2021	CAD	655	497
Canadian Imperial Bank of Commerce
0.240%, 07/25/2022	EUR	445	502
Enbridge MTN
4.530%, 03/09/2020	CAD	2,800	2,168
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	900
Husky Energy
4.400%, 04/15/2029		205	221
National Bank of Canada
1.500%, 03/25/2021	EUR	345	396
Province of Manitoba Canada
3.850%, 12/01/2021	CAD	710	568
Province of Ontario Canada
4.700%, 06/02/2037	CAD	1,355	1,364
4.650%, 06/02/2041	CAD	540	561
2.800%, 06/02/2048	CAD	2,200	1,796
2.600%, 06/02/2025	CAD	1,614	1,276
2.400%, 06/02/2026	CAD	585	458
Province of Ontario Canada MTN
1.650%, 06/08/2020	JPY	100,000	926
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	780
3.500%, 12/01/2048	CAD	520	485
Rogers Communications
4.000%, 06/06/2022	CAD	165	133

			32,347

China — 2.8%
China Development Bank
4.880%, 02/09/2028		10,600	1,649
3.480%, 01/08/2029	CNY	11,000	1,552
0.125%, 01/24/2020	EUR	1,300	1,460
China Government Bond
3.860%, 07/22/2049	CNY	14,720	2,170
3.250%, 06/06/2026	CNY	48,640	7,058
Tencent Holdings MTN
3.975%, 04/11/2029 (A)		260	281
Weibo
3.500%, 07/05/2024		200	203

			14,373

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Colombia — 0.5%
Colombian TES
10.000%, 07/24/2024	COP	1,833,400	$661
7.750%, 09/18/2030	COP	2,160,100	728
7.500%, 08/26/2026	COP	1,100,600	366
7.000%, 05/04/2022	COP	521,100	166
7.000%, 06/30/2032	COP	412,100	131
6.000%, 04/28/2028	COP	1,112,100	337

			2,389

Czech Republic — 0.2%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	357
2.500%, 08/25/2028	CZK	14,630	692

			1,049

Denmark — 0.4%
Danske Bank
3.875%, 09/12/2023 (A)		270	281
Danske Bank MTN
5.875%, VAR EUR Swap Annual 7 Yr+5.471%, 10/06/2168	EUR	344	413
Kingdom of Denmark
4.500%, 11/15/2039	DKK	2,040	572
1.500%, 11/15/2023	DKK	4,025	652
Orsted
6.250%, VAR EUR Swap Annual 5 Yr+4.750%, 06/26/3013	EUR	210	277

			2,195

Egypt — 0.0%
Egypt Government International Bond MTN
4.750%, 04/11/2025 (A)	EUR	170	201

Finland — 0.2%
Finland Government Bond (A)
2.000%, 04/15/2024	EUR	482	598
1.375%, 04/15/2047	EUR	130	176
0.500%, 09/15/2029	EUR	445	521

			1,295

France — 8.5%
BNP Paribas
3.375%, 01/09/2025 (A)		395	410
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	708
BPCE
5.150%, 07/21/2024		310	340
BPCE MTN
1.125%, 01/18/2023	EUR	300	347
BPCE SFH MTN
3.750%, 09/13/2021	EUR	200	240
Bpifrance Financement
0.055%, 11/25/2022 (D)	EUR	600	678

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028	EUR	100	$140
0.500%, 01/19/2026	EUR	500	579
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.000%, 01/23/2027	EUR	400	571
Cie de Financement Foncier
0.375%, 12/11/2024	EUR	300	345
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	656
CNP Assurances
4.500%, VAR Euribor 3 Month+4.600%, 06/10/2047	EUR	200	271
1.875%, 10/20/2022	EUR	200	235
Credit Agricole Assurances
4.750%, VAR EUR Swap Annual 5 Yr+5.350%, 09/27/2048	EUR	100	138
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031	EUR	300	372
Dexia Credit Local MTN
0.625%, 01/21/2022	EUR	1,550	1,772
0.625%, 02/03/2024	EUR	200	231
0.500%, 01/17/2025	EUR	300	346
Electricite de France MTN
5.375%, VAR EUR Swap Annual 12 Yr+3.794%, 01/29/2168	EUR	200	259
4.000%, 11/12/2025	EUR	350	481
2.250%, 04/27/2021	EUR	100	116
Engie
3.250%, VAR EUR Swap Annual 5 Yr+3.169%, 02/28/2168	EUR	300	369
Engie MTN
0.875%, 03/27/2024	EUR	300	348
0.375%, 02/28/2023	EUR	100	114
Europcar Mobility Group
4.000%, 04/30/2026 (A)	EUR	170	185
French Republic Government Bond OAT
5.750%, 10/25/2032	EUR	403	766
4.500%, 04/25/2041	EUR	580	1,150
4.000%, 10/25/2038	EUR	345	626
4.000%, 04/25/2055	EUR	56	120
3.250%, 05/25/2045	EUR	2,061	3,626
1.750%, 05/25/2023	EUR	2,359	2,854
1.750%, 06/25/2039 (A)	EUR	60	81
1.750%, 05/25/2066 (A)	EUR	165	231
1.250%, 05/25/2034	EUR	800	1,006
0.750%, 05/25/2028	EUR	5,205	6,219
0.500%, 05/25/2029	EUR	2,176	2,540
0.000%, 03/25/2025 (D)	EUR	1,294	1,476
0.000%, 02/25/2020 (D)	EUR	1,990	2,235
0.000%, 02/25/2021 (D)	EUR	2,055	2,322

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.000%, 05/25/2021 (D)	EUR	1,685	$1,907
0.000%, 05/25/2022 (D)	EUR	868	988
Orange MTN
2.500%, 03/01/2023	EUR	500	605
2.375%, VAR EUR Swap Annual 5 Yr+2.359%, 04/15/2168	EUR	300	355
SNCF Reseau EPIC MTN
5.500%, 12/01/2021	GBP	205	295
4.250%, 10/07/2026	EUR	200	287
2.250%, 12/20/2047	EUR	300	419
1.125%, 05/19/2027	EUR	300	359
1.125%, 05/25/2030	EUR	200	241
Societe Generale
4.250%, 04/14/2025 (A)		325	341
Societe Generale MTN
1.125%, 01/23/2025	EUR	100	116
Suez
2.875%, VAR EUR Swap Annual 5 Yr+2.504%, 04/19/2168	EUR	300	358
TOTAL MTN
3.369%, VAR EUR Swap Annual 5 Yr+3.350%, 10/06/2168	EUR	260	333
Total Capital International MTN
4.250%, 11/26/2021	AUD	640	473
UNEDIC ASSEO MTN
1.250%, 05/25/2033	EUR	700	868

			43,448

Germany — 6.6%
BMW Finance MTN
0.875%, 11/17/2020	EUR	585	663
0.454%, 01/29/2021	JPY	200,000	1,840
Bundesobligation
2.811%, 10/18/2024 (D)	EUR	5,874	6,745
Bundesrepublik Deutschland Bundesanleihe
4.000%, 01/04/2037	EUR	411	769
3.250%, 07/04/2042	EUR	1,378	2,586
2.500%, 08/15/2046	EUR	813	1,430
0.500%, 02/15/2026	EUR	863	1,023
0.250%, 02/15/2027	EUR	2,160	2,531
0.250%, 02/15/2029	EUR	1,678	1,966
0.245%, 08/15/2026	EUR	1,882	2,167
0.000%, 08/15/2029	EUR	1,215	1,389
Bundesrepublik Deutschland Bundesanleihe, Ser 03
4.750%, 07/04/2034	EUR	95	181
Bundesrepublik Deutschland Bundesanleihe, Ser 07
4.250%, 07/04/2039	EUR	123	248
Deutsche Telekom International Finance BV
2.225%, 01/17/2020 (A)		1,500	1,500

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Deutsche Telekom International Finance BV MTN
1.375%, 12/01/2025	EUR	165	$196
0.625%, 04/03/2023	EUR	330	377
IHO Verwaltungs GmbH
3.625%, 05/15/2025 (A)	EUR	175	206
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	160,000	2,158
0.500%, 09/15/2027	EUR	510	596
0.125%, 06/07/2023	EUR	1,135	1,295
Kreditanstalt fuer Wiederaufbau MTN
3.750%, 05/29/2020	NZD	483	329
2.800%, 02/17/2021	AUD	1,230	881
1.125%, 09/15/2032	EUR	500	622
1.125%, 05/09/2033	EUR	220	274
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027	EUR	225	265
Volkswagen Bank GmbH MTN
0.625%, 09/08/2021	EUR	200	227
Volkswagen International Finance
1.875%, 03/30/2027	EUR	500	594
1.125%, 10/02/2023	EUR	600	690
WEPA Hygieneprodukte GmbH
2.875%, 12/15/2027 (A)	EUR	108	125

			33,873

Ghana — 0.0%
Kosmos Energy
7.125%, 04/04/2026 (A)		200	205

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022	EUR	295	340

Hungary — 0.0%
Hungary Government Bond
3.000%, 06/26/2024	HUF	75,010	279

India — 0.0%
Greenko Mauritius
6.250%, 02/21/2023 (A)		200	206

Indonesia — 0.1%
Indonesia Government International Bond
1.450%, 09/18/2026	EUR	300	349
Indonesia Government International Bond MTN
2.150%, 07/18/2024 (A)	EUR	200	239

			588

Ireland — 0.7%
AIB Group MTN
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (A)		450	477

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Allied Irish Banks MTN
4.125%, VAR EUR Swap Annual 5 Yr+3.950%, 11/26/2025	EUR	177	$205
Bank of Ireland MTN
0.375%, 05/07/2022	EUR	555	632
CRH Funding MTN
1.875%, 01/09/2024	EUR	310	370
Europcar Mobility Group
4.125%, 11/15/2024 (A)	EUR	100	111
Ireland Government Bond
5.400%, 03/13/2025	EUR	351	509
4.500%, 04/18/2020	EUR	205	233
1.500%, 05/15/2050	EUR	165	211
1.100%, 05/15/2029	EUR	670	821

			3,569

Israel — 0.2%
Israel Government Bond
5.500%, 01/31/2042	ILS	276	141
4.250%, 03/31/2023	ILS	2,521	846
2.000%, 03/31/2027	ILS	925	292

			1,279

Italy — 5.9%
Assicurazioni Generali MTN
5.500%, VAR Euribor 3 Month+5.350%, 10/27/2047	EUR	230	317
Enel
5.000%, VAR EUR Swap Annual 5 Yr+3.648%, 01/15/2075	EUR	105	118
3.500%, VAR EUR Swap Annual 5 Yr+3.564%, 05/24/2080	EUR	175	213
Enel Finance International
2.650%, 09/10/2024 (A)		340	341
Enel Finance International MTN
5.625%, 08/14/2024	GBP	160	251
Eni
4.250%, 05/09/2029 (A)		515	566
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)		530	557
3.625%, 12/05/2022	EUR	200	249
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)	EUR	1,393	2,273
3.850%, 09/01/2049 (A)	EUR	832	1,209
3.750%, 05/01/2021 (A)	EUR	386	456
3.500%, 03/01/2030 (A)	EUR	831	1,117
3.350%, 03/01/2035 (A)	EUR	1,904	2,550
3.100%, 03/01/2040 (A)	EUR	975	1,252
3.000%, 08/01/2029	EUR	2,290	2,961
2.800%, 03/01/2067 (A)	EUR	90	105
2.450%, 09/01/2033 (A)	EUR	552	674
2.000%, 02/01/2028	EUR	894	1,072

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.350%, 04/01/2030	EUR	692	$772
0.950%, 03/01/2023	EUR	1,530	1,754
0.900%, 08/01/2022	EUR	2,312	2,646
0.350%, 11/01/2021	EUR	2,605	2,946
0.350%, 02/01/2025	EUR	4,530	4,999
UniCredit MTN
6.572%, 01/14/2022 (A)		350	376
4.875%, VAR EUAMDB05+4.739%, 02/20/2029	EUR	220	275
Unione di Banche Italiane
1.000%, 01/27/2023	EUR	185	215

			30,264

Japan — 18.6%
Development Bank of Japan
2.300%, 03/19/2026	JPY	220,000	2,311
1.050%, 06/20/2023	JPY	132,000	1,261
Government of Japan 2 Year Bond
0.100%, 11/01/2020	JPY	649,250	5,986
0.100%, 04/01/2021	JPY	139,650	1,288
Government of Japan 5 Year Bond
0.100%, 03/20/2020	JPY	322,150	2,966
Government of Japan 10 Year Bond
0.900%, 06/20/2022	JPY	859,850	8,113
0.100%, 06/20/2026	JPY	39,650	370
0.100%, 03/20/2027	JPY	71,550	668
0.100%, 06/20/2027	JPY	125,400	1,171
Government of Japan 20 Year Bond
1.900%, 09/20/2022	JPY	406,050	3,943
1.700%, 06/20/2033	JPY	1,207,550	13,488
1.400%, 09/20/2034	JPY	444,650	4,843
1.000%, 12/20/2035	JPY	50,000	519
0.700%, 03/20/2037	JPY	92,700	923
0.500%, 09/20/2036	JPY	451,400	4,356
0.200%, 06/20/2036	JPY	169,400	1,561
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028	JPY	14,550	160
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031	JPY	17,150	191
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032	JPY	709,350	7,864
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033	JPY	58,550	645
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033	JPY	149,750	1,632
Government of Japan 30 Year Bond
0.800%, 09/20/2047	JPY	549,500	5,598
0.300%, 06/20/2046	JPY	134,250	1,212
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038	JPY	119,300	1,527
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039	JPY	423,250	5,362

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040	JPY	212,700	$2,626
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042	JPY	217,550	2,723
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042	JPY	62,100	769
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043	JPY	259,650	3,171
Government of Japan 40 Year Bond
0.400%, 03/20/2056	JPY	328,900	2,990
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053	JPY	38,700	518
Government of Japan CPI Linked Bond
0.100%, 03/10/2026	JPY	313,852	2,949
Mitsubishi UFJ Financial Group
0.339%, 07/19/2024	EUR	250	280
Mizuho Financial Group MTN
0.956%, 10/16/2024	EUR	385	445
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)		450	481
Takeda Pharmaceutical
1.125%, 11/21/2022 (A)	EUR	430	497

			95,407

Luxembourg — 0.1%
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	279
Samsonite Finco SARL
3.500%, 05/15/2026	EUR	100	116

			395

Malaysia — 0.9%
Malaysia Government Bond
4.181%, 07/15/2024	MYR	3,360	856
4.048%, 09/30/2021	MYR	3,380	841
3.955%, 09/15/2025	MYR	3,440	871
3.885%, 08/15/2029	MYR	2,032	519
3.882%, 03/10/2022	MYR	780	194
3.795%, 09/30/2022	MYR	3,430	854
3.480%, 03/15/2023	MYR	1,135	281
3.441%, 02/15/2021	MYR	491	121

			4,537

Mexico — 2.1%
Alfa
5.250%, 03/25/2024 (A)		205	222
Mexican Bonos
8.000%, 06/11/2020	MXN	8,335	444
8.000%, 11/07/2047	MXN	18,935	1,098
7.750%, 11/13/2042	MXN	8,245	463
7.500%, 06/03/2027	MXN	2,435	134
6.500%, 06/09/2022	MXN	22,900	1,206
5.750%, 03/05/2026	MXN	11,907	597

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexican Bonos, Ser M
6.500%, 06/10/2021	MXN	9,962	$525
Mexican Bonos, Ser M20
10.000%, 12/05/2024	MXN	46,790	2,812
7.750%, 05/29/2031	MXN	28,570	1,614
Mexican Bonos, Ser M30
10.000%, 11/20/2036	MXN	22,113	1,512

			10,627

Netherlands — 3.2%
ABN AMRO Bank
5.750%, VAR EUR Swap Annual 5 Yr+5.452%, 03/22/2168	EUR	400	464
4.750%, 07/28/2025		305	332
ABN AMRO Bank MTN
1.250%, 01/10/2033	EUR	300	374
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	340	408
BNG Bank MTN
0.500%, 04/16/2025	EUR	225	261
Cooperatieve Rabobank UA
3.750%, 07/21/2026		250	260
3.250%, VAR EUR Swap Annual 5 Yr+3.702%, 12/29/2168	EUR	200	224
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	313
4.625%, 05/23/2029	GBP	130	205
1.250%, 05/31/2032	EUR	300	373
Heineken MTN
1.000%, 05/04/2026	EUR	335	392
ING Bank
5.800%, 09/25/2023 (A)		315	349
ING Groep
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342%, 11/16/2168		200	211
3.550%, 04/09/2024		325	340
Intertrust Group BV
3.375%, 11/15/2025 (A)	EUR	180	212
Lincoln Financing SARL
3.625%, 04/01/2024 (A)	EUR	170	198
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036	EUR	281	351
0.625%, 01/18/2027	EUR	225	264
Netherlands Government Bond (A)
4.000%, 01/15/2037	EUR	389	715
2.750%, 01/15/2047	EUR	190	346
2.500%, 01/15/2033	EUR	550	811
2.000%, 07/15/2024	EUR	345	430
0.500%, 07/15/2026	EUR	570	673
0.500%, 01/15/2040	EUR	804	938
0.250%, 01/15/2020	EUR	3,195	3,587

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.250%, 07/15/2025	EUR	922	$1,070
0.250%, 07/15/2029	EUR	948	1,095
0.000%, 01/15/2022 (D)	EUR	914	1,038

			16,234

New Zealand — 2.6%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	1,608	1,235
3.000%, 04/15/2020	NZD	1,626	1,103
3.000%, 04/20/2029	NZD	1,494	1,124
2.750%, 04/15/2025	NZD	13,113	9,470
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027	NZD	479	375

			13,307

Norway — 0.7%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080%, 03/26/2168		355	376
Equinor MTN
5.625%, 03/11/2021	EUR	216	259
2.000%, 09/10/2020	EUR	285	325
Norway Government Bond (A)
3.000%, 03/14/2024	NOK	1,972	239
2.000%, 05/24/2023	NOK	6,849	795
2.000%, 04/26/2028	NOK	4,462	527
1.750%, 02/17/2027	NOK	4,540	526
1.750%, 09/06/2029	NOK	3,571	413
1.500%, 02/19/2026	NOK	2,163	248

			3,708

Poland — 0.7%
Republic of Poland Government Bond
4.000%, 10/25/2023	PLN	1,401	400
2.750%, 04/25/2028	PLN	2,820	780
2.750%, 10/25/2029	PLN	1,493	415
2.500%, 07/25/2027	PLN	1,860	505
2.000%, 04/25/2021	PLN	4,961	1,320

			3,420

Portugal — 0.6%
EDP - Energias de Portugal
4.496%, VAR EUR Swap Annual 5 Yr+4.287%, 04/30/2079	EUR	300	376
EDP Finance MTN
2.000%, 04/22/2025	EUR	260	316
Portugal Obrigacoes do Tesouro OT (A)
4.125%, 04/14/2027	EUR	640	918
4.100%, 04/15/2037	EUR	277	463
2.200%, 10/17/2022	EUR	775	932
1.950%, 06/15/2029	EUR	130	166

			3,171

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Qatar — 0.1%
Qatar Government International Bond
3.375%, 03/14/2024 (A)		650	$680

Saudi Arabia — 0.1%
SABIC Capital II BV
4.000%, 10/10/2023 (A)		345	363
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		275	276

			639

Singapore — 3.4%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,341	1,121
3.125%, 09/01/2022	SGD	2,088	1,617
3.000%, 09/01/2024	SGD	5,421	4,292
2.875%, 07/01/2029	SGD	7,543	6,160
2.750%, 03/01/2046	SGD	200	168
2.375%, 07/01/2039	SGD	1,171	935
2.250%, 08/01/2036	SGD	250	195
2.000%, 07/01/2020	SGD	3,260	2,428
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		495	501

			17,417

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	75	98

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027	EUR	305	371

South Korea — 0.5%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	493
Korea Treasury Bond
3.000%, 09/10/2024	KRW	1,254,790	1,159
2.000%, 03/10/2049	KRW	361,670	334
1.500%, 12/10/2026	KRW	994,000	852

			2,838

Spain — 4.4%
Ayt Cedulas Cajas Global
3.750%, 12/14/2022	EUR	600	750
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660%, 12/24/2168	EUR	200	245
2.250%, 06/12/2024	EUR	200	248
Banco de Sabadell
0.875%, 11/12/2021	EUR	400	458
Banco Santander
5.250%, VAR EUR Swap Annual 5 Yr+4.999%, 12/29/2168	EUR	200	239
5.179%, 11/19/2025		400	448

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.306%, 06/27/2029		200	$206
1.000%, 03/03/2022	EUR	400	462
CaixaBank
1.250%, 01/11/2027	EUR	500	605
Gas Natural Fenosa Finance BV MTN
1.250%, 04/19/2026	EUR	300	353
Grifols
1.625%, 02/15/2025 (A)	EUR	180	206
Iberdrola Finanzas MTN
1.000%, 03/07/2025	EUR	500	584
Instituto de Credito Oficial MTN
6.000%, 03/08/2021	EUR	180	217
Kutxabank
1.250%, 09/22/2025	EUR	300	359
Spain Government Bond
6.000%, 01/31/2029	EUR	104	175
5.750%, 07/30/2032	EUR	102	186
4.900%, 07/30/2040 (A)	EUR	852	1,640
4.700%, 07/30/2041 (A)	EUR	527	1,002
3.450%, 07/30/2066 (A)	EUR	240	427
2.900%, 10/31/2046 (A)	EUR	361	554
2.350%, 07/30/2033 (A)	EUR	507	688
1.950%, 07/30/2030 (A)	EUR	141	181
1.600%, 04/30/2025 (A)	EUR	572	697
1.500%, 04/30/2027 (A)	EUR	4,380	5,372
1.450%, 04/30/2029 (A)	EUR	1,395	1,711
1.400%, 04/30/2028 (A)	EUR	300	366
0.450%, 10/31/2022	EUR	607	696
0.350%, 07/30/2023	EUR	2,148	2,460
0.050%, 10/31/2021	EUR	852	964
Telefonica Europe BV
4.375%, VAR EUR Swap Annual 6 Yr+4.107%, 03/14/2168	EUR	300	375

			22,874

Supra-National — 3.5%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	290,000	3,185
European Financial Stability Facility MTN
1.800%, 07/10/2048	EUR	270	386
0.500%, 07/11/2025	EUR	695	808
0.400%, 02/17/2025	EUR	1,695	1,960
0.200%, 04/28/2025	EUR	600	687
European Investment Bank
1.900%, 01/26/2026	JPY	397,500	4,140
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,466
1.000%, 03/14/2031	EUR	405	497
0.250%, 10/14/2024	EUR	610	702
0.250%, 09/14/2029	EUR	745	852
European Stability Mechanism MTN
1.000%, 09/23/2025	EUR	570	682

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
European Union MTN
2.875%, 04/04/2028	EUR	575	$800
International Bank for Reconstruction & Development MTN
2.800%, 01/13/2021	AUD	1,230	879
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	782

			17,826

Sweden — 0.8%
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	639
Skandinaviska Enskilda Banken MTN
5.750%, VAR USD Swap Semi 30/360 5 Yr Curr+3.850%, 05/13/2168		465	468
Svenska Handelsbanken
5.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.335%, 03/01/2168		325	331
Svenska Handelsbanken MTN
1.625%, VAR EUR Swap Annual 5 Yr+1.270%, 03/05/2029	EUR	225	263
Swedbank
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.134%, 03/17/2168		200	206
Swedbank Hypotek
0.375%, 03/11/2022	EUR	360	410
Sweden Government Bond
3.500%, 06/01/2022	SEK	3,040	355
3.500%, 03/30/2039	SEK	1,205	198
1.000%, 11/12/2026	SEK	1,725	198
Sweden Government Bond, Ser 1047
5.000%, 12/01/2020	SEK	3,370	377
Vattenfall
3.000%, VAR EUR Swap Annual 5 Yr+2.511%, 03/19/2077	EUR	175	211
Vattenfall MTN
6.250%, 03/17/2021	EUR	213	257

			3,913

Switzerland — 0.8%
Credit Suisse MTN
0.750%, 09/17/2021	EUR	220	251
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%, 01/17/2168		286	313
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%, 01/17/2168 (A)		200	219
2.125%, VAR BPSW1+1.230%, 09/12/2025	GBP	250	336
Government of Switzerland
2.000%, 04/28/2021	CHF	735	787

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.000%, 05/25/2022	CHF	75	$82
1.500%, 04/30/2042	CHF	408	579
1.250%, 06/11/2024	CHF	405	454
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.582%, 04/02/2049 (A)		200	223
UBS MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.400%, 02/12/2026	EUR	200	236
UBS Group
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+4.590%, 08/07/2168		200	221
UBS Group Funding Switzerland
1.750%, 11/16/2022	EUR	427	503

			4,204

Thailand — 0.5%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	712
4.675%, 06/29/2044	THB	20,805	1,057
3.650%, 12/17/2021	THB	11,020	385
3.625%, 06/16/2023	THB	5,375	194
3.300%, 06/17/2038	THB	3,522	144

			2,492

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO
2.375%, 05/04/2021	EUR	265	300

United Arab Emirates — 0.1%
DP World
2.375%, 09/25/2026 (A)	EUR	295	356

United Kingdom — 5.7%
Anglo American Capital MTN
1.625%, 09/18/2025	EUR	220	257
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	265
BAT International Finance MTN
1.250%, 03/13/2027	EUR	333	378
BP Capital Markets MTN
1.526%, 09/26/2022	EUR	350	410
1.117%, 01/25/2024	EUR	165	192
Centrica MTN
4.375%, 03/13/2029	GBP	164	255
4.250%, 09/12/2044	GBP	100	160
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	212	242
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023	EUR	220	267
Coca-Cola European Partners
2.375%, 05/07/2025	EUR	400	498

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Diageo Finance MTN
0.250%, 10/22/2021	EUR	240	$271
DS Smith MTN
1.375%, 07/26/2024	EUR	430	499
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	381
GlaxoSmithKline Capital
0.000%, 09/12/2020	EUR	595	669
Heathrow Funding MTN
2.750%, 08/09/2049	GBP	160	223
1.875%, 05/23/2022	EUR	235	276
HSBC Holdings
4.250%, 03/14/2024		505	536
3.000%, VAR BPSW1+1.650%, 07/22/2028	GBP	167	233
Imperial Brands Finance
0.500%, 07/27/2021	EUR	150	169
InterContinental Hotels Group MTN
3.750%, 08/14/2025	GBP	174	252
Lloyds Banking Group
4.582%, 12/10/2025		445	482
Motion Bond
4.500%, 11/15/2027		245	289
Nationwide Building Society MTN
4.625%, 02/08/2021	EUR	550	651
0.500%, 02/23/2024	EUR	225	258
Next Group
3.625%, 05/18/2028	GBP	190	269
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	294
Rio Tinto Finance MTN
2.875%, 12/11/2024	EUR	290	368
Royal Bank of Scotland Group
4.265%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2017		200	197
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	144
Santander UK PLC MTN
4.250%, 04/12/2021	EUR	350	415
1.125%, 01/14/2022	EUR	330	379
Scottish Hydro Electric Transmission
2.250%, 09/27/2035		200	262
Severn Trent Utilities Finance MTN
3.625%, 01/16/2026	GBP	175	257
Sky PLC MTN
6.000%, 05/21/2027	GBP	50	86
2.500%, 09/15/2026	EUR	205	262
2.250%, 11/17/2025	EUR	275	343
SSE PLC MTN
0.875%, 09/06/2025	EUR	395	455

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Standard Chartered
3.446%, VAR ICE LIBOR USD 3 Month+1.510%, 07/30/2168 (A)		500	$430
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	273
Unilever NV
0.375%, 02/14/2023	EUR	220	251
United Kingdom Gilt
4.500%, 12/07/2042	GBP	230	497
4.250%, 12/07/2046	GBP	980	2,151
3.750%, 07/22/2052	GBP	80	175
3.500%, 01/22/2045	GBP	1,131	2,184
3.250%, 01/22/2044	GBP	400	737
2.750%, 09/07/2024	GBP	200	291
2.500%, 07/22/2065	GBP	1,717	3,274
1.750%, 09/07/2022	GBP	654	894
1.500%, 07/22/2047	GBP	981	1,346
0.750%, 07/22/2023	GBP	2,170	2,891
0.625%, 06/07/2025	GBP	445	589
Wales & West Utilities Finance PLC
6.250%, 11/30/2021	GBP	240	349
Western Power Distribution West Midlands PLC
5.750%, 04/16/2032	GBP	100	183
3.875%, 10/17/2024	GBP	230	336
Wm Morrison Supermarkets MTN
3.500%, 07/27/2026	GBP	225	328
Zurich Finance PLC MTN
6.625%, 10/30/2049 (C)	GBP	235	351

			29,374

United States — 8.2%
AbbVie (A)
2.950%, 11/21/2026		245	249
2.300%, 11/21/2022		800	804
Allergan Funding
2.625%, 11/15/2028		100	129
Altria Group
1.700%, 06/15/2025	EUR	450	524
American International Group
2.505%, VAR ICE LIBOR GBP 3 Month+1.705%, 03/15/2037	GBP	100	110
AT&T
1.800%, 09/05/2026	EUR	720	864
0.800%, 03/04/2030	EUR	310	338
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 04/23/2168		67	76
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 03/05/2168		150	167
Bank of America MTN
2.375%, 06/19/2024	EUR	835	1,027

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.625%, 09/14/2022	EUR	261	$305
Baxter International MTN
0.400%, 05/15/2024	EUR	405	461
Becton Dickinson
0.632%, 06/04/2023		200	227
Berkshire Hathaway
0.625%, 01/17/2023	EUR	265	303
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	209
Boardwalk Pipelines
4.800%, 05/03/2029		119	128
Boston Scientific Corporation
0.625%, 12/01/2027		430	480
Broadcom
4.250%, 04/15/2026 (A)		195	207
Capital One Financial
0.800%, 06/12/2024	EUR	291	332
Carnival
1.625%, 02/22/2021	EUR	180	206
1.000%, 10/28/2029		316	350
Centene
4.250%, 12/15/2027 (A)		63	65
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	388
0.875%, 06/15/2027	EUR	115	132
0.300%, 12/15/2024	EUR	190	213
Cigna
4.125%, 11/15/2025		136	148
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 11/15/2168		185	202
2.040%, 09/16/2020	JPY	200,000	1,864
1.750%, 10/23/2026	GBP	304	401
Citigroup MTN
0.750%, 10/26/2023	EUR	365	418
Clean Harbors (A)
5.125%, 07/15/2029		43	46
4.875%, 07/15/2027		124	131
Comcast
3.450%, 10/01/2021		965	993
DH Europe Finance
1.700%, 01/04/2022	EUR	150	175
1.200%, 06/30/2027		335	396
DH Europe Finance II
0.450%, 03/18/2028		154	171
Digital Euro Finco
2.625%, 04/15/2024	EUR	175	213
Ebay
3.600%, 06/05/2027		130	136
Expedia Group Inc
5.000%, 02/15/2026		250	276

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
FedEx
0.700%, 05/13/2022	EUR	108	$123
Fidelity National Information Services
1.500%, 05/21/2027	EUR	400	474
0.625%, 12/03/2025	EUR	185	209
Fiserv
1.125%, 07/01/2027	EUR	405	468
Ford Motor Credit MTN
3.021%, 03/06/2024	EUR	170	201
0.032%, VAR Euribor 3 Month+0.430%, 05/14/2021	EUR	750	836
GE Capital European Funding Unlimited MTN
5.375%, 01/23/2020	EUR	1,100	1,238
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	300
General Electric
0.875%, 05/17/2025	EUR	180	203
General Motors Financial
3.561%, VAR ICE LIBOR USD 3 Month+1.560%, 01/15/2020		2,084	2,085
General Motors Financial MTN
0.955%, 09/07/2023	EUR	540	612
Goldman Sachs Group
2.625%, 04/25/2021		425	429
Goldman Sachs Group MTN
2.000%, 07/27/2023	EUR	900	1,073
1.625%, 07/27/2026	EUR	170	203
IHS Markit
4.125%, 08/01/2023		326	346
4.000%, 03/01/2026 (A)		85	90
International Business Machines
2.850%, 05/13/2022		990	1,013
International Business Machines MTN
0.875%, 01/31/2025	EUR	593	688
International Game Technology PLC
3.500%, 07/15/2024		170	205
Johnson Controls International PLC
1.375%, 02/25/2025		395	458
JPMorgan Chase MTN
1.090%, VAR Euribor 3 Month+0.760%, 03/11/2027	EUR	810	943
Kraft Heinz Foods
2.000%, 06/30/2023	EUR	235	278
Marriott International
4.650%, 12/01/2028		120	135
Mastercard
1.100%, 12/01/2022	EUR	445	515
McKesson
0.625%, 08/17/2021	EUR	355	402
Medtronic Global Holdings SCA
1.125%, 03/07/2027	EUR	400	471

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.250%, 07/02/2025		115	$129
Micron Technology
4.640%, 02/06/2024		258	280
Molson Coors International
2.750%, 09/18/2020	CAD	1,105	854
Moody’s
1.750%, 03/09/2027	EUR	265	321
0.950%, 02/25/2030	EUR	200	226
Morgan Stanley
1.875%, 03/30/2023	EUR	490	581
Morgan Stanley MTN
1.375%, 10/27/2026	EUR	360	426
0.000%, VAR Euribor 3 Month+0.400%, 05/21/2021	EUR	850	955
National Grid North America MTN
1.000%, 07/12/2024	EUR	300	346
National Oil Well
3.600%, 12/01/2029		205	206
Noble Energy
3.250%, 10/15/2029		205	208
Occidental Petroleum
3.200%, 08/15/2026		44	45
2.900%, 08/15/2024		265	269
Panther BF Aggregator 2
4.375%, 05/15/2026 (A)	EUR	106	125
Philip Morris International
0.625%, 11/08/2024	EUR	285	324
Philip Morris International MTN
1.875%, 03/03/2021	EUR	300	345
PNC Financial Services Group
2.200%, 11/01/2024		885	888
PNC Funding
3.300%, 03/08/2022		150	154
Priceline Group
2.375%, 09/23/2024		355	436
Prologis
0.250%, 09/10/2027		161	177
Prologis MTN
3.000%, 01/18/2022	EUR	115	136
Realty Income
3.250%, 06/15/2029		315	333
Santander Holdings USA
3.700%, 03/28/2022		460	473
Seagate HDD Cayman
4.750%, 06/01/2023		6	7
4.750%, 01/01/2025		61	65
Sealed Air
4.000%, 12/01/2027 (A)		149	151
Southern Co/The
2.750%, 06/15/2020		700	702

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Sprint Spectrum
4.738%, 03/20/2025 (A)		265	$281
Terraform Global Operating
6.125%, 03/01/2026 (A)		55	57
Toyota Motor Credit MTN
1.800%, 07/23/2020	EUR	115	131
0.625%, 11/21/2024	EUR	465	534
United Technologies Corp
1.250%, 05/22/2023	EUR	225	261
1.150%, 05/18/2024	EUR	164	191
US Bancorp MTN
0.850%, 06/07/2024	EUR	226	261
Verizon Communications
4.016%, 12/03/2029		391	436
0.875%, 04/08/2027	EUR	175	202
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	289
4.050%, 02/17/2025	AUD	680	522
Wells Fargo
5.900%, VAR ICE LIBOR USD 3 Month+3.110%, 12/15/2168		130	142
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	469
2.000%, 04/27/2026	EUR	210	258
1.375%, 06/30/2022	GBP	195	259
WPC Eurobond BV
1.350%, 04/15/2028	EUR	405	449
ZF North America Capital
2.750%, 04/27/2023	EUR	200	241

			42,007

Total Global Bonds (Cost $476,763) ($ Thousands)			489,669

U.S. TREASURY OBLIGATIONS — 4.0% U.S. Treasury Inflation Protected Securities

1.250%, 07/15/2020		1,194	1,206
0.750%, 07/15/2028		304	320
0.250%, 07/15/2029		1,553	1,569
United States Treasury Bills
1.476%, 01/21/2020 (D)		17,580	17,566

Total U.S. Treasury Obligations (Cost $20,645) ($ Thousands)			20,661

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 0.5%

Agency Mortgage-Backed Obligation — 0.4%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
3.642%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027	$224	$225
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.392%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	15	15
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
4.592%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	43	43
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.692%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	62	62
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
8.142%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028	250	275
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.992%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	143	143
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
5.242%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029	470	500
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
6.792%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	267	289
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.042%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	95	101
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
3.092%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	107	107
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
6.142%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	129	136

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
3.092%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	$27	$27

		1,923

Non-Agency Mortgage-Backed Obligation — 0.1%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
4.606%, 09/25/2034 (C)	10	10
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	70	74
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.008%, 12/25/2034 (C)	32	33
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	159	157
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	119	124
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Cl A3
3.411%, 09/15/2058	80	83

		481

Total Mortgage-Backed Securities (Cost $2,352) ($ Thousands)		2,404

Total Investments in Securities — 99.8% (Cost $499,760) ($ Thousands)		$512,734

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/Depreciation (Thousands)

Australian 3-Year Bond	131	Mar-2020	$10,397	$10,591	$(69)

Australian 10-Year Bond	14	Mar-2020	1,401	1,407	(23)

Australian 10-Year Bond	8	Mar-2020	798	804	(14)

Canadian 5-Year Bond	(22)	Mar-2020	(2,007)	(2,041)	16

Canadian 10-Year Bond	16	Mar-2020	1,682	1,696	(30)

Canadian 10-Year Bond	(7)	Mar-2020	(734)	(742)	3

Euro	(240)	Mar-2020	(33,511)	(33,846)	(335)

Euro-Bob	(57)	Mar-2020	(8,466)	(8,550)	29

Euro-Bob	(17)	Mar-2020	(2,529)	(2,550)	5

Euro-BTP	9	Mar-2020	1,416	1,439	3

Euro-Bund	44	Mar-2020	8,422	8,420	(105)

Euro-Bund	(16)	Mar-2020	(3,063)	(3,062)	33

Euro-Buxl	15	Mar-2020	3,400	3,340	(101)

Euro-Buxl	(3)	Mar-2020	(675)	(668)	16

Euro-OAT	(3)	Mar-2020	(548)	(548)	7

Euro-OAT	6	Mar-2020	1,089	1,096	(8)

Euro-Schatz	28	Mar-2020	3,471	3,517	(1)

Japanese 10-Year Bond	23	Mar-2020	32,238	32,207	(38)

Japanese 10-Year Government Bond E-MINI	23	Mar-2020	3,224	3,215	(9)

Japanese 10-Year Government Bond E-MINI	(5)	Mar-2020	(699)	(699)	–

Long Gilt 10-Year Bond	(11)	Mar-2020	(1,892)	(1,915)	9

Long Gilt 10-Year Bond	45	Mar-2020	7,674	7,832	(28)

U.S. 2-Year Treasury Note	(37)	Apr-2020	(7,970)	(7,974)	(4)

U.S. 2-Year Treasury Note	28	Apr-2020	6,037	6,034	(3)

U.S. 5-Year Treasury Note	40	Apr-2020	4,735	4,744	9

U.S. 5-Year Treasury Note	(22)	Apr-2020	(2,619)	(2,609)	9

U.S. 10-Year Treasury Note	5	Mar-2020	648	642	(6)

U.S. 10-Year Treasury Note	(110)	Mar-2020	(14,174)	(14,126)	48

U.S. Ultra Long Treasury Bond	2	Mar-2020	374	363	(10)

U.S. Ultra Long Treasury Bond	(15)	Mar-2020	(2,757)	(2,725)	32

Ultra 10-Year U.S. Treasury Note	(37)	Mar-2020	(5,274)	(5,206)	68

Ultra 10-Year U.S. Treasury Note	(12)	Mar-2020	(1,709)	(1,688)	20

			$(1,621)	$(1,602)	$(477)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Bank of America	01/10/20	USD	379	NOK	3,473	$17

Bank of America	01/10/20	USD	580	TRY	3,424	(6)

Bank of America	01/10/20	SGD	1,281	USD	938	(15)

Bank of America	01/10/20	USD	441	JPY	48,160	2

Bank of America	01/30/20	USD	1,265	JPY	137,016	(2)

Bank of America	01/10/20	NOK	4,564	USD	498	(22)

Bank of America	01/10/20	JPY	24,057	USD	222	1

Bank of America	01/10/20	SEK	43,964	USD	4,595	(104)

Bank of America	01/17/20	USD	668	RUB	42,864	21

Bank of America	01/24/20	EUR	1,300	USD	1,446	(15)

Barclays PLC	01/07/20	USD	91	JPY	9,860	—

Barclays PLC	01/09/20	USD	682	PLN	2,623	11

Barclays PLC	01/10/20	USD	15	SEK	147	—

Barclays PLC	01/10/20	USD	43	CHF	42	—

Barclays PLC	01/10/20	GBP	54	USD	71	(1)

Barclays PLC	01/10/20	USD	56	NOK	510	2

Barclays PLC	01/10/20	CHF	106	USD	108	(2)

Barclays PLC	01/10/20	USD	115	NZD	174	3

Barclays PLC	01/10/20	EUR	125	USD	140	(1)

Barclays PLC	01/10/20	USD	141	AUD	205	3

Barclays PLC	01/10/20	USD	165	CAD	219	4

Barclays PLC	01/10/20	USD	152	GBP	116	2

Barclays PLC	01/10/20	USD	21	GBP	16	—

Barclays PLC	01/10/20	CAD	216	USD	164	(3)

Barclays PLC	01/10/20	AUD	216	USD	149	(3)

Barclays PLC	01/10/20	NZD	340	USD	223	(7)

Barclays PLC	01/10/20	USD	435	TRY	2,537	(9)

Barclays PLC	01/10/20	USD	808	EUR	731	13

Barclays PLC	01/10/20	NOK	1,073	USD	119	(3)

Barclays PLC	01/10/20	ZAR	1,079	USD	77	—

Barclays PLC	01/10/20	TRY	1,690	USD	290	7

Barclays PLC	01/10/20	SEK	513	USD	55	—

Barclays PLC	01/10/20	SEK	1,389	USD	147	(1)

Barclays PLC	01/10/20	PLN	3,560	USD	909	(31)

Barclays PLC	01/10/20	MXN	5,660	USD	297	(3)

Barclays PLC	01/10/20	JPY	1,600	USD	15	—

Barclays PLC	01/10/20	JPY	9,860	USD	91	—

Barclays PLC	01/10/20	HUF	74,958	USD	246	(8)

Barclays PLC	02/13/20	USD	526	MYR	2,206	15

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Barclays PLC	02/13/20	MYR	1,393	USD	332	$(10)

BNP Paribas	01/10/20	AUD	295	USD	200	(8)

BNP Paribas	01/10/20	USD	318	JPY	34,600	—

BNP Paribas	01/10/20	USD	1,031	EUR	932	16

BNP Paribas	01/10/20	USD	13,674	GBP	10,484	217

BNP Paribas	01/10/20	MXN	45,546	USD	2,313	(96)

BNP Paribas	01/10/20	THB	69,880	USD	2,313	(21)

BNP Paribas	01/16/20	USD	1,387	SGD	1,885	15

Brown Brothers Harriman	01/09/20	PLN	2	USD	1	—

Brown Brothers Harriman	01/10/20	GBP	328	USD	438	3

Brown Brothers Harriman	01/10/20	USD	406	GBP	312	7

Brown Brothers Harriman	01/16/20	USD	714	EUR	640	6

Brown Brothers Harriman	01/16/20 - 02/10/20	EUR	55,609	USD	61,879	(657)

Brown Brothers Harriman	01/23/20	USD	125	CAD	167	3

Brown Brothers Harriman	01/23/20	AUD	7,739	USD	5,344	(98)

Brown Brothers Harriman	01/30/20	USD	150	JPY	16,411	1

Brown Brothers Harriman	02/20/20	CNY	22,954	USD	3,285	(8)

CIBC	01/10/20	USD	398	JPY	43,400	2

Citi	01/03/20	BRL	2,953	USD	718	(16)

Citi	01/16/20	SGD	1,902	USD	1,397	(18)

Citigroup	01/10/20	GBP	12	USD	16	—

Citigroup	01/10/20	USD	15	CAD	20	1

Citigroup	01/10/20	AUD	21	USD	15	—

Citigroup	01/10/20	EUR	22	USD	24	—

Citigroup	01/10/20	USD	26	AUD	39	1

Citigroup	01/10/20	NZD	76	USD	50	(1)

Citigroup	01/10/20	USD	82	NZD	125	3

Citigroup	01/10/20	CAD	106	USD	80	(1)

Citigroup	01/10/20	USD	334	EUR	300	3

Citigroup	01/10/20	NOK	402	USD	44	(2)

Citigroup	01/10/20	USD	436	TRY	2,556	(7)

Citigroup	01/10/20	SEK	462	USD	49	(1)

Citigroup	01/10/20	USD	758	SEK	7,235	16

Citigroup	01/10/20	USD	30	SEK	277	—

Citigroup	01/10/20	CHF	1,172	USD	1,189	(22)

Citigroup	01/10/20	USD	3,304	GBP	2,515	28

Citigroup	01/10/20	ILS	4,438	USD	1,283	(2)

Citigroup	01/10/20	SGD	12,446	USD	9,183	(74)

Citigroup	01/10/20	JPY	18,580	USD	172	1

Citigroup	01/10/20	CNY	46,854	USD	6,669	(57)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Commonwealth Bank Of Australia	01/10/20	NZD	18,783	USD	12,085	$(587)

Credit Agricole	01/10/20	USD	2,373	AUD	3,452	54

Credit Suisse First Boston	01/03/20	USD	2,033	BRL	8,581	100

Goldman Sachs	01/08/20	SEK	19,799	USD	2,060	(56)

Goldman Sachs	01/10/20	USD	434	TRY	2,567	(3)

Goldman Sachs	01/10/20	USD	1,469	ZAR	21,592	73

Goldman Sachs	01/10/20	ZAR	33,422	USD	2,266	(122)

Goldman Sachs	01/16/20	USD	1,758	EUR	1,582	18

Goldman Sachs	01/30/20	JPY	292,637	USD	2,708	10

Goldman Sachs	02/13/20	MYR	2,800	USD	665	(22)

HSBC	01/10/20	EUR	345	USD	383	(4)

HSBC	01/10/20	CNY	11,391	USD	1,631	(4)

JPMorgan Chase Bank	01/03/20	BRL	1,436	USD	354	(3)

JPMorgan Chase Bank	01/10/20	USD	69	CHF	68	1

JPMorgan Chase Bank	01/10/20	CAD	106	USD	81	(1)

JPMorgan Chase Bank	01/10/20	USD	143	AUD	208	3

JPMorgan Chase Bank	01/10/20	USD	163	NZD	247	4

JPMorgan Chase Bank	01/10/20	GBP	24	USD	32	1

JPMorgan Chase Bank	01/10/20	GBP	150	USD	196	(3)

JPMorgan Chase Bank	01/10/20	USD	207	CAD	273	3

JPMorgan Chase Bank	01/10/20	USD	114	GBP	88	2

JPMorgan Chase Bank	01/10/20	USD	110	GBP	82	(1)

JPMorgan Chase Bank	01/10/20	USD	255	NOK	2,340	11

JPMorgan Chase Bank	01/10/20	AUD	385	USD	264	(6)

JPMorgan Chase Bank	01/10/20	NZD	428	USD	281	(8)

JPMorgan Chase Bank	01/10/20	NOK	2,202	USD	245	(6)

JPMorgan Chase Bank	01/10/20	USD	2,228	EUR	2,000	18

JPMorgan Chase Bank	01/10/20	EUR	2,321	USD	2,576	(31)

JPMorgan Chase Bank	01/10/20	USD	2,329	SEK	22,246	49

JPMorgan Chase Bank	01/10/20	USD	45	SEK	416	—

JPMorgan Chase Bank	01/10/20	CHF	15	USD	16	—

JPMorgan Chase Bank	01/10/20	CHF	2,469	USD	2,517	(34)

JPMorgan Chase Bank	01/10/20	SEK	850	USD	91	—

JPMorgan Chase Bank	01/10/20	SEK	2,037	USD	216	(2)

JPMorgan Chase Bank	01/10/20	USD	3,188	JPY	348,379	20

JPMorgan Chase Bank	01/10/20	USD	181	JPY	19,660	—

JPMorgan Chase Bank	01/10/20	MXP	5,602	USD	290	(6)

JPMorgan Chase Bank	01/10/20	CNY	6,266	USD	890	(10)

JPMorgan Chase Bank	01/10/20	JPY	33,370	USD	308	1

JPMorgan Chase Bank	01/10/20	JPY	33,965	USD	312	(1)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

JPMorgan Chase Bank	01/14/20	THB	190,425	USD	6,301	$(58)

JPMorgan Chase Bank	01/16/20	USD	1,699	IDR	23,814,501	18

JPMorgan Chase Bank	01/23/20	USD	230	BRL	962	9

JPMorgan Chase Bank	01/23/20	USD	1,097	KRW	1,288,321	19

JPMorgan Chase Bank	01/23/20	USD	1,425	COP	5,005,936	100

JPMorgan Chase Bank	01/23/20	BRL	5,233	USD	1,225	(75)

JPMorgan Chase Bank	01/23/20	MXN	60,617	USD	3,079	(121)

JPMorgan Chase Bank	01/23/20	COP	444,941	USD	129	(7)

JPMorgan Chase Bank	01/23/20	JPY	3,175,201	USD	29,221	(35)

JPMorgan Chase Bank	01/24/20	USD	898	EUR	808	10

JPMorgan Chase Bank	01/24/20	NOK	917	USD	101	(4)

JPMorgan Chase Bank	01/24/20	GBP	1,038	USD	1,352	(25)

JPMorgan Chase Bank	01/24/20	PLN	2,253	USD	582	(13)

JPMorgan Chase Bank	01/24/20	CAD	2,688	USD	2,035	(38)

JPMorgan Chase Bank	01/24/20	USD	4,613	NOK	42,069	176

JPMorgan Chase Bank	01/24/20	AUD	4,780	USD	3,269	(92)

JPMorgan Chase Bank	01/24/20	CHF	5,389	USD	5,464	(111)

JPMorgan Chase Bank	01/24/20	USD	6,010	GBP	4,639	137

JPMorgan Chase Bank	01/24/20	USD	6,064	SEK	58,093	150

JPMorgan Chase Bank	01/24/20	SGD	8,918	USD	6,559	(76)

JPMorgan Chase Bank	01/24/20	NZD	12,678	USD	8,137	(417)

JPMorgan Chase Bank	01/24/20	EUR	21,549	USD	23,965	(256)

JPMorgan Chase Bank	01/24/20	HUF	1,354,877	USD	4,525	(81)

Morgan Stanley	01/10/20	USD	15	CAD	20	—

Morgan Stanley	01/10/20	GBP	23	USD	30	—

Morgan Stanley	01/10/20	USD	29	GBP	22	1

Morgan Stanley	01/10/20	USD	15	SEK	143	—

Morgan Stanley	01/10/20	USD	15	SEK	142	—

Morgan Stanley	01/10/20	USD	32	NOK	295	2

Morgan Stanley	01/10/20	CAD	35	USD	27	—

Morgan Stanley	01/10/20	USD	44	EUR	40	—

Morgan Stanley	01/10/20	USD	49	AUD	72	1

Morgan Stanley	01/10/20	NZD	138	USD	91	(2)

Morgan Stanley	01/10/20	NOK	134	USD	15	—

Morgan Stanley	01/10/20	NOK	300	USD	34	—

Morgan Stanley	01/10/20	USD	476	NZD	730	16

Morgan Stanley	01/10/20	CHF	1,992	USD	2,003	(55)

Morgan Stanley	01/10/20	USD	2,715	CHF	2,700	75

Morgan Stanley	01/10/20	USD	5,455	JPY	593,057	5

Morgan Stanley	01/10/20	AUD	7,263	USD	4,929	(177)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Morgan Stanley	01/10/20	ZAR	7,546	USD	520	$(19)

Morgan Stanley	01/10/20	DKK	7,862	USD	1,162	(19)

Morgan Stanley	01/10/20	TRY	9,274	USD	1,592	36

Morgan Stanley	01/10/20	CZK	16,323	USD	706	(15)

Morgan Stanley	01/10/20 -02/06/20	EUR	94,641	USD	104,580	(1,744)

Morgan Stanley	01/10/20	JPY	4,382,732	USD	40,317	(32)

Morgan Stanley	02/13/20	USD	516	MYR	2,150	12

Morgan Stanley	02/13/20	MYR	1,335	USD	318	(10)

RBS	01/23/20	EUR	1,100	USD	1,223	(14)

Standard Chartered	01/10/20	GBP	8,437	USD	10,875	(304)

Standard Chartered	01/10/20	CZK	8,684	USD	377	(7)

Standard Chartered	02/27/20	USD	341	IDR	4,793,890	4

State Street	01/10/20	USD	207	AUD	295	—

State Street	01/10/20	EUR	300	USD	333	(4)

State Street	01/10/20	USD	312	CAD	405	—

State Street	01/10/20	USD	425	GBP	321	—

State Street	01/10/20	USD	584	NZD	889	15

State Street	01/10/20	USD	1,099	EUR	979	—

State Street	01/10/20	USD	4,280	JPY	465,526	5

State Street	01/10/20	THB	6,869	USD	227	(2)

State Street	01/10/20	JPY	3,585,871	USD	32,972	(41)

TD Securities	01/10/20	CAD	17,572	USD	13,210	(342)

TD Securities	01/10/20	GBP	23,976	USD	30,933	(835)

TD Securities	01/10/20	JPY	26,239	USD	240	(1)

UBS	01/03/20	BRL	4,191	USD	1,028	(14)

UBS	01/10/20	CAD	2,852	USD	2,183	(17)

UBS	01/16/20	USD	829	EUR	746	9

UBS	01/23/20	CAD	14,644	USD	11,019	(276)

UBS	02/04/20	USD	1,026	BRL	4,191	14

						$(5,978)

A list of the open OTC swap agreements held by the Fund at December 31, 2019, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Citigroup	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(600)	$(30)	$(45)	$15
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(127)	(6)	(9)	3
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(134)	(7)	(8)	1
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(406)	(20)	(28)	8
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(1,345)	(68)	(163)	95

							$(131)	$(253)	$122

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized (Depreciation) (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$(7)	$–	$(7)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	$(25)	$–	$(25)

							$(32)	$–	$(32)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2019, is as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
iTraxx Europe Series 32	Sell	1.00%	Quarterly	12/20/2024	(2,160)	$60	$49	$11

						$60	$49	$11

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
1.6460%	6-MONTH GBP - LIBOR	Semi-Annually	10/03/2047	GBP	460	(81)	–	(81)

Percentages are based on Net Assets of $513,896 ($ Thousands).
(1)	In U.S. Dollar unless otherwise indicated.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $72,626 ($ Thousands), representing 14.1% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

SGD — Singapore Dollar

SEK — Swedish Krona

THB — Thai Bhat

TRY — Turkish Lira

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	489,669	–	489,669
U.S. Treasury Obligations	–	20,661	–	20,661
Mortgage-Backed Securities	–	2,404	–	2,404

Total Investments in Securities	–	512,734	–	512,734

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	307	–	–	307
Unrealized Depreciation	(784)	–	–	(784)
Forwards Contracts*
Unrealized Appreciation	–	1,606	–	1,606
Unrealized Depreciation	–	(7,584)	–	(7,584)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	11	–	11
Interest Rate Swaps*
Unrealized Depreciation	–	(81)	–	(81)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	122	–	122
Interest Rate Swaps*
Unrealized Depreciation	–	(32)	–	(32)

Total Other Financial Instruments	(477)	(5,958)	–	(6,435)

*Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

As of December 31, 2019 the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $4.7 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$(131,987)	$59,990	$(71,997)
Maximum potential amount of future payments	-	-	2,612,000	2,160,000	4,772,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	$-	$-	$-	$-	$-	$-
> than 400	-	-	-	2,160,000	2,612,000	4,772,000
Total	$-	$-	$-	$2,160,000	$2,612,000	$4,772,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Emerging Markets Debt Fund

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS — 96.1%
Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	403	$493

Angola — 1.1%
Angolan Government International Bond
9.375%, 05/08/2048		4,972	5,447
9.375%, 05/08/2048 (A)		217	238
8.250%, 05/09/2028		926	998
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		2,730	2,916
9.125%, 11/26/2049		659	704
8.000%, 11/26/2029 (A)		1,337	1,424
8.000%, 11/26/2029		332	354
Republic of Angola Via Avenir II BV MTN
9.412%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		4,554	4,945
6.388%, VAR ICE LIBOR USD 6 Month+4.500%, 12/07/2023		621	589

			17,615

Argentina — 1.8%
Adecoagro
6.000%, 09/21/2027 (A)		1,071	1,072
Argentina Treasury Bond
2.500%, 07/22/2021	ARS	2,000	54
Argentine Republic Government International Bond
56.590%, VAR Argentina Central Bank 7 Day Repo Rate0.000%, 06/21/2020	ARS	10,231	112
18.200%, 10/03/2021	ARS	5,928	37
7.820%, 12/31/2033	EUR	4,184	2,596
7.820%, 12/31/2033	EUR	18,341	11,863
6.875%, 04/22/2021		4,894	2,643
5.875%, 01/11/2028		4,023	1,891
5.000%, 01/15/2027 (B)	EUR	415	205
4.740%, 03/31/2029	EUR	7,800	3,941
4.625%, 01/11/2023 (B)		314	155
4.500%, 02/13/2020		2,955	1,669
3.375%, 01/15/2023	EUR	800	402
Autonomous City of Buenos Aires Argentina
44.086%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	19,152	270
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	23,296	592

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Provincia de Buenos Aires
7.875%, 06/15/2027		2,762	$1,174
5.375%, 01/20/2023	EUR	620	259
Provincia de Cordoba
7.125%, 06/10/2021 (A)		531	390
Rio Energy
6.875%, 02/01/2025 (A)		1,285	784
6.875%, 02/01/2025 (B)		94	57
YPF MTN
63.354%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		368	92

			30,258

Armenia — 0.0%
Republic of Armenia International Bond
3.950%, 09/26/2029 (B)		758	750

Azerbaijan — 1.3%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,711	1,861
4.750%, 03/18/2024		1,006	1,077
3.500%, 09/01/2032 (A)		507	498
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		1,437	1,702
6.875%, 03/24/2026 (A)		842	997
6.875%, 03/24/2026		6,045	7,159
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,310	2,834
6.950%, 03/18/2030		611	750
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		1,300	1,366
4.750%, 03/13/2023		2,353	2,473

			20,717

Bahrain — 0.5%
Bahrain Government International Bond
7.500%, 09/20/2047 (A)		463	564
7.000%, 01/26/2026 (A)		295	347
6.750%, 09/20/2029 (A)		836	976
6.750%, 09/20/2029		200	233
6.125%, 08/01/2023		520	574
5.625%, 09/30/2031 (A)		1,826	1,957
Oil and Gas Holding BSCC
8.375%, 11/07/2028		1,021	1,238
8.375%, 11/07/2028 (A)		560	679
7.625%, 11/07/2024 (A)		1,158	1,344
7.500%, 10/25/2027		200	231

			8,143

Belarus — 0.1%
Republic of Belarus International Bond
7.625%, 06/29/2027		1,000	1,136

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.200%, 02/28/2030		358	$380

			1,516

Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2034		1,117	690

Benin — 0.1%
Benin Government International Bond
5.750%, 03/26/2026 (A)	EUR	1,688	1,967

Bermuda — 0.2%
Bermuda Government International Bond
4.854%, 02/06/2024		868	945
4.750%, 02/15/2029		1,204	1,359
3.717%, 01/25/2027		1,521	1,597

			3,901

Bolivia — 0.0%
Bolivian Government International Bond
4.500%, 03/20/2028		700	707

Brazil — 6.2%
Brazil Letras do Tesouro Nacional (C)
11.065%, 07/01/2021	BRL	5,000	1,157
9.896%, 01/01/2022	BRL	8,000	1,795
8.579%, 07/01/2020	BRL	937	228
8.236%, 04/01/2020	BRL	3,000	738
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		1,376	1,426
5.477%, 07/24/2023		217	224
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028 (B)		2,187	2,345
5.333%, 02/15/2028		1,176	1,261
5.333%, 02/15/2028 (A)		202	216
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2020	BRL	2,318	1,958
6.000%, 05/15/2045	BRL	3,475	3,998
6.000%, 08/15/2050	BRL	3,455	4,113
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021	BRL	69,753	18,226
10.000%, 01/01/2023	BRL	56,715	15,676
10.000%, 01/01/2025	BRL	32,832	9,382
10.000%, 01/01/2027	BRL	30,000	8,794
10.000%, 01/01/2029	BRL	13,032	3,916
Brazilian Government International Bond
8.250%, 01/20/2034		370	510
6.000%, 04/07/2026		1,238	1,445
5.000%, 01/27/2045 (B)		327	340
4.750%, 01/14/2050		2,667	2,635
4.625%, 01/13/2028		40	43
4.500%, 05/30/2029		7,061	7,481
CSN Resources (A)
7.625%, 02/13/2023		694	740
7.625%, 04/17/2026		763	812

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Gol Finance
7.000%, 01/31/2025 (A)(B)		998	$1,028
JBS Investments II GmbH
5.750%, 01/15/2028 (A)		466	491
Minerva Luxembourg
6.500%, 09/20/2026 (A)(B)		741	788
MV24 Capital BV
6.748%, 06/01/2034 (A)		883	932
Nexa Resources
5.375%, 05/04/2027 (A)		2,891	3,093
Petrobras Global Finance BV
6.900%, 03/19/2049		1,506	1,767
Rumo Luxembourg Sarl
7.375%, 02/09/2024 (A)		847	913
7.375%, 02/09/2024		750	808
Suzano Austria GmbH (A)
7.000%, 03/16/2047		399	469
6.000%, 01/15/2029		688	776
5.000%, 01/15/2030		494	519
Votorantim Cimentos International
7.250%, 04/05/2041		940	1,193

			102,236

Cameroon — 0.0%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		324	363

Cayman Islands — 0.2%
Bioceanico Sovereign Certificate Ltd
2.592%, 06/05/2034 (C)		1,678	1,168
Neon Capital MTN
215.437%, 01/06/2028 (D)	JPY	347,452	2,652

			3,820

Chile — 2.1%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,046	1,069
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	109
6.000%, 01/01/2043	CLP	3,160,000	5,810
5.100%, 07/15/2050	CLP	75,000	123
5.000%, 03/01/2035	CLP	720,000	1,122
4.700%, 09/01/2030 (A)	CLP	4,175,000	6,317
4.500%, 03/01/2026	CLP	1,980,000	2,943
Cencosud
4.375%, 07/17/2027 (A)		1,819	1,791
Chile Government International Bond
3.500%, 01/25/2050		3,040	3,150
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,082	1,115
Empresa Nacional del Petroleo
4.750%, 12/06/2021		1,621	1,682

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.750%, 08/05/2026	749	$766
Geopark
6.500%, 09/21/2024 (A)	492	513
Nacional del Cobre de Chile
5.625%, 10/18/2043	442	554
4.500%, 09/16/2025 (A)	2,281	2,465
4.375%, 02/05/2049 (A)(B)	2,627	2,824
3.625%, 08/01/2027 (A)	368	383
3.625%, 08/01/2027 (B)	353	367
3.000%, 09/30/2029 (A)	1,006	992

		34,095

China — 1.4%
Alibaba Group Holding
4.200%, 12/06/2047	310	344
Charming Light Investments MTN
4.375%, 12/21/2027 (B)	1,600	1,711
China Government International Bond
3.250%, 10/19/2023 (B)	1,535	1,606
China Minmetals
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 11/13/2168	640	650
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2168	2,047	2,072
Chinalco Capital Holdings
4.250%, 04/21/2022 (B)	740	751
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788%, 03/11/2168	224	226
CNAC HK Finbridge
5.125%, 03/14/2028 (B)	1,779	2,001
4.625%, 03/14/2023	294	309
3.375%, 06/19/2024	592	602
Dianjian Haiyu
4.300%, 12/20/2168	204	209
Dianjian International Finance
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr +6.933%, 07/19/2168	303	313
ENN Clean Energy International Investment
7.500%, 02/27/2021	475	489
HBIS Group Hong Kong
4.250%, 04/07/2020	684	681
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 07/24/2168	1,378	1,400
Leader Goal International Ltd MTN
4.250%, 07/19/2168 (D)	212	217

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Sinopec Group Overseas Development 2016
2.750%, 09/29/2026		1,066	$1,059
Sinopec Group Overseas Development 2017
3.625%, 04/12/2027 (B)		2,458	2,577
Sinopec Group Overseas Development 2018
4.250%, 09/12/2028 (B)		1,616	1,782
2.500%, 08/08/2024 (A)		3,010	3,019
Wanda Properties International
7.250%, 01/29/2024		400	394

			22,412

Colombia — 4.6%
Bancolombia
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.944%, 12/18/2029		821	832
Colombian TES
10.000%, 07/24/2024	COP	8,219,100	6,572
7.750%, 09/18/2030	COP	9,427,100	3,176
7.500%, 08/26/2026	COP	6,166,400	12,032
7.250%, 10/18/2034	COP	6,609,500	2,136
7.000%, 05/04/2022	COP	8,296,600	5,820
7.000%, 06/30/2032	COP	7,110,200	2,262
6.250%, 11/26/2025	COP	1,502,600	9,878
6.000%, 04/28/2028	COP	9,219,700	5,829
4.750%, 04/04/2035	COP	1,170,600	1,235
Ecopetrol
5.875%, 09/18/2023		902	998
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	273
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	1,760,000	565
7.625%, 09/10/2024	COP	3,116,000	987
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)	COP	1,127,000	362
7.875%, 08/12/2024	COP	884,000	284
Republic of Colombia
9.850%, 06/28/2027	COP	5,060,000	1,934
8.125%, 05/21/2024		1,127	1,386
7.750%, 04/14/2021	COP	3,331,000	1,046
7.375%, 09/18/2037		971	1,379
6.125%, 01/18/2041		1,584	2,050
5.625%, 02/26/2044		132	164
5.200%, 05/15/2049		1,986	2,390
5.000%, 06/15/2045		2,922	3,394
4.500%, 01/28/2026 (B)		2,352	2,562
4.500%, 03/15/2029		2,559	2,838
4.375%, 03/21/2023	COP	2,871,000	856
4.000%, 02/26/2024 (B)		965	1,017
3.875%, 04/25/2027		946	1,000

			75,257

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Costa Rica — 0.6%
Costa Rica Government International Bond
7.158%, 03/12/2045		912	$971
7.158%, 03/12/2045		2,444	2,603
7.158%, 03/12/2045 (A)		587	625
7.000%, 04/04/2044		1,208	1,272
7.000%, 04/04/2044		230	242
6.125%, 02/19/2031		905	963
6.125%, 02/19/2031 (A)		740	787
4.375%, 04/30/2025 (B)		662	660
4.250%, 01/26/2023		870	874
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		250	215

			9,212

Croatia — 0.3%
Croatia Government International Bond
6.625%, 07/14/2020		1,547	1,583
2.750%, 01/27/2030	EUR	1,969	2,633
1.125%, 06/19/2029	EUR	963	1,114
			5,330
Czech Republic — 1.3%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	28,000	1,666
2.750%, 07/23/2029	CZK	121,500	5,876
2.500%, 08/25/2028	CZK	41,920	1,984
2.400%, 09/17/2025	CZK	144,900	6,682
2.000%, 10/13/2033	CZK	36,060	1,625
1.000%, 06/26/2026	CZK	32,290	1,371
0.950%, 05/15/2030	CZK	69,140	2,846

			22,050

Dominican Republic — 1.0%
Dominican Republic International Bond
11.250%, 02/05/2027	DOP	14,500	289
9.750%, 06/05/2026 (A)	DOP	25,300	488
8.900%, 02/15/2023 (A)	DOP	65,750	1,235
7.450%, 04/30/2044 (A)		687	829
6.875%, 01/29/2026		575	656
6.850%, 01/27/2045		1,050	1,198
6.850%, 01/27/2045 (A)		479	547
6.600%, 01/28/2024		656	729
6.500%, 02/15/2048		2,817	3,106
6.400%, 06/05/2049		1,951	2,139
6.000%, 07/19/2028		3,558	3,954
5.950%, 01/25/2027 (B)		638	704
5.875%, 04/18/2024 (A)		71	76
5.500%, 01/27/2025		949	1,021

			16,971

Ecuador — 1.1%
Ecuador Government International Bond
10.750%, 01/31/2029 (A)		1,348	1,314

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
10.750%, 01/31/2029		4,337	$4,229
9.650%, 12/13/2026		944	897
9.650%, 12/13/2026 (A)		206	196
9.625%, 06/02/2027		777	732
9.500%, 03/27/2030 (A)		1,954	1,822
9.500%, 03/27/2030		202	188
8.875%, 10/23/2027		3,158	2,898
8.875%, 10/23/2027 (A)		245	225
7.950%, 06/20/2024 (B)		2,153	2,040
7.875%, 03/27/2025		1,190	1,089
7.875%, 01/23/2028		1,777	1,579
7.875%, 01/23/2028 (A)		213	189
Petroamazonas EP
4.625%, 02/16/2020 (A)		95	95

			17,493

Egypt — 2.9%
Egypt Government Bond
14.217%, 10/15/2026	EGP	22,322	1,425
Egypt Government International Bond
18.000%, 11/06/2028	EGP	30,307	2,299
17.700%, 08/07/2025	EGP	29,457	2,117
16.300%, 04/09/2024	EGP	15,034	1,013
16.100%, 05/07/2029	EGP	14,920	1,045
15.900%, 07/02/2024	EGP	19,208	1,284
15.600%, 08/06/2026	EGP	25,450	1,717
14.800%, 01/30/2023	EGP	65,021	4,160
8.700%, 03/01/2049 (A)		529	591
7.903%, 02/21/2048 (A)		421	441
5.577%, 02/21/2023 (A)		741	775
Egypt Government International Bond MTN
8.500%, 01/31/2047 (A)		934	1,036
8.500%, 01/31/2047		6,251	6,935
8.150%, 11/20/2059 (A)		976	1,042
8.150%, 11/20/2059		277	296
7.600%, 03/01/2029		1,550	1,695
7.053%, 01/15/2032 (A)		1,432	1,500
7.053%, 01/15/2032		321	336
6.375%, 04/11/2031 (A)	EUR	1,741	2,091
6.375%, 04/11/2031	EUR	1,030	1,237
6.125%, 01/31/2022 (A)		865	901
5.625%, 04/16/2030	EUR	3,322	3,841
5.625%, 04/16/2030 (A)	EUR	2,714	3,138
4.750%, 04/11/2025	EUR	457	540
4.750%, 04/16/2026	EUR	1,269	1,497
Egypt Treasury Bills (C)
17.587%, 02/04/2020	EGP	44,875	2,763
16.989%, 08/04/2020	EGP	33,000	1,890

			47,605

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
El Salvador — 0.4%
El Salvador Government International Bond
8.250%, 04/10/2032 (A)		326	$388
Republic of El Salvador
8.625%, 02/28/2029		1,237	1,484
8.250%, 04/10/2032		700	834
7.750%, 01/24/2023		1,690	1,855
7.650%, 06/15/2035 (B)		499	569
7.625%, 02/01/2041		327	373
7.125%, 01/20/2050		640	681
5.875%, 01/30/2025		872	919

			7,103

Gabon — 0.1%
Gabonese Republic
6.950%, 06/16/2025 (A)		1,548	1,630

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		66	69

Ghana — 0.8%
Ghana Government International Bond
24.750%, 07/19/2021	GHS	–	–
19.750%, 03/25/2024	GHS	5,311	890
19.000%, 11/02/2026	GHS	11,055	1,763
10.750%, 10/14/2030		4,126	5,276
8.950%, 03/26/2051		301	307
8.950%, 03/26/2051 (A)		278	284
8.627%, 06/16/2049 (A)		593	591
8.125%, 03/26/2032 (B)		1,120	1,140
7.875%, 03/26/2027		899	944
7.875%, 03/26/2027 (A)		771	810
Kosmos Energy
7.125%, 04/04/2026 (A)		190	194
Republic of Ghana
8.125%, 01/18/2026 (A)		83	90
Tullow Oil
7.000%, 03/01/2025 (A)(B)		1,460	1,229

			13,518

Guatemala — 0.1%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		390	400
Guatemala Government Bond
4.900%, 06/01/2030		1,292	1,382

			1,782

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		326	356

Hong Kong — 0.0%
NWD
4.125%, 07/18/2029 (B)		757	759

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Hungary — 1.9%
Hungary Government Bond
6.750%, 10/22/2028	HUF	489,630	$2,328
6.375%, 03/29/2021		4,004	4,219
5.750%, 11/22/2023		886	999
5.500%, 06/24/2025	HUF	500,750	2,096
5.375%, 03/25/2024		1,107	1,248
3.000%, 06/26/2024	HUF	1,144,280	4,260
3.000%, 10/27/2027	HUF	2,286,540	8,531
3.000%, 08/21/2030	HUF	438,920	1,626
2.750%, 12/22/2026	HUF	1,072,960	3,959
2.500%, 10/24/2024	HUF	653,680	2,379

			31,645

India — 0.1%
Vedanta Resources
8.250%, 06/07/2021		820	848

Indonesia — 7.8%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		257	331
5.710%, 11/15/2023 (A)		618	682
Indonesia Government International Bond
9.000%, 03/15/2029	IDR	1,750,000	4,961
8.750%, 05/15/2031	IDR	779,000	4,833
8.500%, 10/12/2035		2,524	3,970
8.375%, 03/15/2024	IDR	173,000	4,644
8.375%, 09/15/2026	IDR	1,281,000	2,423
8.375%, 03/15/2034	IDR	5,569,000	12,761
8.375%, 04/15/2039	IDR	3,561,000	11,836
8.250%, 05/15/2029	IDR	6,525,000	5,942
8.250%, 06/15/2032	IDR	2,030,000	916
8.250%, 05/15/2036	IDR	2,516,000	5,459
8.125%, 05/15/2024	IDR	6,235,000	5,854
7.750%, 01/17/2038		1,797	2,700
7.500%, 08/15/2032	IDR	6,770,000	1,919
7.500%, 05/15/2038	IDR	6,662,000	5,453
7.000%, 05/15/2022	IDR	233,000	2,950
7.000%, 05/15/2027	IDR	3,129,000	4,529
6.625%, 05/15/2033	IDR	4,323,000	1,616
6.125%, 05/15/2028	IDR	8,570,000	1,939
5.625%, 05/15/2023	IDR	1,661,000	8,607
5.250%, 01/08/2047 (A)		170	208
4.750%, 02/11/2029		985	1,128
4.350%, 01/08/2027 (A)		1,540	1,680
3.700%, 10/30/2049 (B)		650	667
1.400%, 10/30/2031	EUR	778	867
Indonesia Government International Bond MTN
5.250%, 01/17/2042		3,120	3,753
5.125%, 01/15/2045		410	488
4.750%, 01/08/2026		1,433	1,592

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.625%, 04/15/2043		1,745	$1,951
4.125%, 01/15/2025		1,600	1,715
3.850%, 07/18/2027		2,708	2,882
Indonesia Treasury Bond
7.500%, 06/15/2035	IDR	2,000,000	865
6.500%, 06/15/2025	IDR	7,000,000	2,677
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039	IDR	3,409,000	265
7.500%, 06/15/2035	IDR	63,788,000	4,596
Pertamina Persero MTN
6.450%, 05/30/2044		789	1,013
4.700%, 07/30/2049 (A)		244	260
3.650%, 07/30/2029 (A)(B)		1,643	1,720
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	691	770
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		857	1,081
6.150%, 05/21/2048		250	316
5.450%, 05/21/2028 (A)		262	301
4.375%, 02/05/2050 (A)		265	268
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028		573	626
4.325%, 05/28/2025		2,135	2,306
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033		433	458

			128,778

Iraq — 0.0%
Iraq International Bond
5.800%, 01/15/2028		460	449
5.800%, 01/15/2028		347	339

			788

Ivory Coast — 0.9%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,169	1,369
6.625%, 03/22/2048	EUR	1,552	1,751
6.625%, 03/22/2048	EUR	271	306
6.375%, 03/03/2028 (A)		139	146
5.875%, 10/17/2031 (A)	EUR	1,636	1,906
5.875%, 10/17/2031	EUR	937	1,092
5.750%, 12/31/2032		1,943	1,939
5.750%, 12/31/2032		2,292	2,287
5.250%, 03/22/2030	EUR	1,578	1,803
5.125%, 06/15/2025 (B)	EUR	1,371	1,694

			14,293

Jamaica — 0.2%
Government of Jamaica
7.875%, 07/28/2045		2,628	3,548

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		1,629	1,735

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.375%, 10/10/2047		693	$738

			2,473

Kazakhstan — 1.3%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	801
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		330	487
2.375%, 11/09/2028 (B)	EUR	306	389
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		2,522	3,242
5.750%, 04/19/2047 (A)(B)		3,212	3,830
5.750%, 04/19/2047		63	75
5.375%, 04/24/2030 (A)		1,834	2,123
5.375%, 04/24/2030 (B)		2,560	2,964
4.750%, 04/24/2025 (A)		2,068	2,267
3.875%, 04/19/2022		2,577	2,654
KazTransGas JSC
4.375%, 09/26/2027		1,996	2,093
4.375%, 09/26/2027 (A)		932	977

			21,902

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048 (B)		660	706
8.250%, 02/28/2048 (A)		654	699
8.000%, 05/22/2032		1,872	2,037
8.000%, 05/22/2032 (A)		728	792
7.000%, 05/22/2027		1,250	1,330
7.000%, 05/22/2027 (A)		671	714
6.875%, 06/24/2024		473	511

			6,789

Kuwait — 0.1%
Kuwait International Government Bond
3.500%, 03/20/2027		218	234
2.750%, 03/20/2022		645	655
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr+2.832%, 05/27/2168 (A)		513	512

			1,401

Lebanon — 0.1%
Lebanon Government International Bond
6.000%, 01/27/2023		789	362
Lebanon Government International Bond MTN
6.650%, 11/03/2028		1,112	485
6.600%, 11/27/2026		588	260
6.100%, 10/04/2022		1,573	751
6.100%, 10/04/2022		569	272

			2,130

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Lithuania — 0.1%
Lithuania Government International Bond
7.375%, 02/11/2020		923	$928

Luxembourg — 0.0%
Millicom International Cellular
6.250%, 03/25/2029 (A)		449	495

Malaysia — 5.4%
1MDB Energy
5.990%, 05/11/2022		2,000	2,106
1MDB Global Investments
4.400%, 03/09/2023		6,200	6,029
4.400%, 03/09/2023		1,000	972
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	292
4.935%, 09/30/2043	MYR	2,200	612
4.893%, 06/08/2038	MYR	2,400	668
4.642%, 11/07/2033	MYR	1,700	459
4.392%, 04/15/2026	MYR	3,480	903
4.232%, 06/30/2031	MYR	6,200	1,608
4.181%, 07/15/2024	MYR	4,186	1,066
4.160%, 07/15/2021	MYR	15,369	3,822
4.059%, 09/30/2024	MYR	8,000	2,028
4.048%, 09/30/2021	MYR	2,259	562
3.955%, 09/15/2025	MYR	21,783	5,515
3.906%, 07/15/2026	MYR	16,152	4,086
3.899%, 11/16/2027	MYR	2,500	633
3.889%, 07/31/2020	MYR	7,629	1,876
3.885%, 08/15/2029	MYR	23,033	5,888
3.882%, 03/10/2022	MYR	19,617	4,885
3.828%, 07/05/2034	MYR	120	30
3.800%, 08/17/2023	MYR	30,074	7,522
3.795%, 09/30/2022	MYR	3,200	797
3.757%, 04/20/2023	MYR	13,915	3,472
3.733%, 06/15/2028	MYR	12,719	3,189
3.659%, 10/15/2020	MYR	1,419	349
3.620%, 11/30/2021	MYR	22,657	5,601
3.502%, 05/31/2027	MYR	1,050	259
3.492%, 03/31/2020	MYR	56,134	13,751
3.480%, 03/15/2023	MYR	2,858	707
3.478%, 06/14/2024	MYR	6,160	1,523
3.418%, 08/15/2022	MYR	10,450	2,577
Malaysia Government Investment Issue
4.369%, 10/31/2028	MYR	1,200	313
4.070%, 09/30/2026	MYR	6,500	1,654
Malaysia Sukuk Global
3.179%, 04/27/2026		3,003	3,115

			88,869

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		836	848

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexico — 8.6%
America Movil
7.125%, 12/09/2024	MXN	18,110	$934
Axtel
6.375%, 11/14/2024 (A)		713	751
Banco Mercantil del Norte (A)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2168		476	508
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%, 09/27/2168		609	633
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		2,166	2,190
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,015	1,027
Cemex
7.750%, 04/16/2026		670	730
Cometa Energia
6.375%, 04/24/2035 (A)		688	748
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,964
5.750%, 02/14/2042 (A)		500	557
4.750%, 02/23/2027 (A)		458	483
Industrias Penoles
5.650%, 09/12/2049 (A)		359	383
Mexican Bonos
8.000%, 11/07/2047	MXN	38,771	2,248
7.750%, 11/23/2034	MXN	39,185	2,222
7.750%, 11/13/2042	MXN	146,708	8,239
7.500%, 06/03/2027	MXN	175,498	9,652
6.500%, 06/09/2022	MXN	32,396	1,705
5.750%, 03/05/2026	MXN	87,650	4,397
Mexican Bonos, Ser M20
10.000%, 12/05/2024	MXN	376,544	22,631
8.500%, 05/31/2029	MXN	63,125	3,721
8.000%, 12/07/2023	MXN	19,699	1,087
7.750%, 05/29/2031 (B)	MXN	164,453	9,290
Mexican Bonos, Ser M30
8.500%, 11/18/2038	MXN	65,591	3,960
Mexican Udibonos
4.000%, 11/15/2040	MXN	37,716	2,163
4.000%, 11/03/2050	MXN	40,013	2,344
Mexico Cetes (C)
7.525%, 01/23/2020	MXN	488,456	2,575
7.360%, 04/23/2020	MXN	753,486	3,900
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		715	737

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexico Government International Bond
4.500%, 04/22/2029		4,525	$4,962
4.500%, 01/31/2050		1,668	1,803
4.350%, 01/15/2047 (B)		1,763	1,860
Mexico Government International Bond MTN
5.750%, 10/12/2110		3,576	4,230
4.750%, 03/08/2044		386	427
Minera Mexico
4.500%, 01/26/2050 (A)		627	638
Petroleos Mexicanos
9.500%, 09/15/2027		169	203
7.690%, 01/23/2050 (A)		2,410	2,630
7.690%, 01/23/2050		682	744
7.470%, 11/12/2026	MXN	175,079	8,109
7.190%, 09/12/2024	MXN	108,672	5,237
6.840%, 01/23/2030 (A)		5,456	5,818
6.625%, 06/15/2035		3,100	3,176
6.500%, 03/13/2027		1,511	1,604
6.500%, 01/23/2029 (A)		785	826
6.350%, 02/12/2048 (A)		742	716
6.350%, 02/12/2048		678	654
5.625%, 01/23/2046		468	418
5.350%, 02/12/2028		1,329	1,322
5.350%, 02/12/2028 (A)		1,079	1,074
4.500%, 01/23/2026		2,372	2,362
Petroleos Mexicanos MTN
6.750%, 09/21/2047		553	554
4.875%, 02/21/2028	EUR	755	908

			142,054

Mongolia — 0.4%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)		784	830
Mongolia Government International Bond
5.625%, 05/01/2023		2,287	2,356
Mongolia Government International Bond MTN
8.750%, 03/09/2024		1,951	2,216
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (A)		355	361
9.375%, 05/19/2020		350	356

			6,119

Morocco — 0.1%
Morocco Government International Bond
1.500%, 11/27/2031	EUR	1,121	1,258

Mozambique — 0.1%
Mozambique International Bond
5.000%, 09/15/2031 (A)		2,106	1,962

Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/2025		379	393

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Netherlands — 0.1%
Minejesa Capital BV
5.625%, 08/10/2037 (A)		96	$104
Petrobras Global Finance BV
5.750%, 02/01/2029 (B)		790	891

			995

Nigeria — 1.0%
IHS Netherlands Holdco
8.000%, 09/18/2027 (A)		510	542
Nigeria Government International Bond
9.248%, 01/21/2049		912	1,018
8.747%, 01/21/2031		2,949	3,252
8.747%, 01/21/2031 (A)		535	590
7.875%, 02/16/2032		3,514	3,643
7.696%, 02/23/2038		3,863	3,872
7.143%, 02/23/2030 (A)		618	629
Nigeria Government International Bond MTN (B)
6.500%, 11/28/2027 (A)		2,480	2,530
6.500%, 11/28/2027		230	235
Nigeria Treasury Bill
15.892%, 02/27/2020 (C)	NGN	229,138	619

			16,930

Oman — 0.8%
Oman Government International Bond
6.750%, 01/17/2048		3,403	3,418
6.750%, 01/17/2048 (A)		808	811
6.500%, 03/08/2047		1,244	1,230
6.500%, 03/08/2047 (A)		482	477
5.625%, 01/17/2028 (A)		1,893	1,957
5.375%, 03/08/2027 (A)		60	62
4.750%, 06/15/2026		900	912
3.625%, 06/15/2021		1,326	1,332
Oman Government International Bond MTN (A)
6.000%, 08/01/2029		1,091	1,139
4.875%, 02/01/2025		1,767	1,827

			13,165

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025		1,000	1,118
8.250%, 09/30/2025 (A)		714	799
7.875%, 03/31/2036 (B)		200	206
6.875%, 12/05/2027 (B)		1,578	1,642

			3,765

Panama — 1.0%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)		672	832
5.625%, 05/18/2036		555	653

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Cable Onda
4.500%, 01/30/2030 (A)		208	$219
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		635	722
Panama Notas del Tesoro
3.750%, 04/17/2026 (A)		801	843
Republic of Panama
9.375%, 04/01/2029 (B)		1,004	1,534
8.125%, 04/28/2034		478	695
4.500%, 05/15/2047		764	908
3.870%, 07/23/2060		1,148	1,236
3.160%, 01/23/2030		8,012	8,252

			15,894

Papua New Guinea — 0.3%
Papua New Guinea Government
International Bond
8.375%, 10/04/2028		531	562
8.375%, 10/04/2028 (A)		3,374	3,572

			4,134

Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044		1,010	1,239
6.100%, 08/11/2044 (A)		530	650
5.400%, 03/30/2050		367	423
5.400%, 03/30/2050 (A)		240	277
5.000%, 04/15/2026		885	978
5.000%, 04/15/2026		595	658

			4,225

Peru — 2.5%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		267	338
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,243
Inkia Energy
5.875%, 11/09/2027 (A)		359	374
Kallpa Generacion
4.125%, 08/16/2027 (A)		723	737
Lima Metro Line 2 Finance
4.350%, 04/05/2036 (A)		1,520	1,609
Peru Government Bond
5.350%, 08/12/2040 (A)	PEN	708	216
Peru LNG Srl
5.375%, 03/22/2030 (A)		754	743
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	11,712	4,501
8.200%, 08/12/2026	PEN	963	370
8.200%, 08/12/2026	PEN	8,208	3,154
6.950%, 08/12/2031	PEN	11,237	4,088
6.950%, 08/12/2031	PEN	154	56
6.900%, 08/12/2037	PEN	2,480	902

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.850%, 02/12/2042	PEN	613	$222
6.550%, 03/14/2037		520	761
6.350%, 08/12/2028	PEN	346	121
6.350%, 08/12/2028	PEN	1,570	550
6.350%, 08/12/2028 (A)	PEN	1,465	513
6.350%, 08/12/2028	PEN	5,940	2,080
6.150%, 08/12/2032 (A)	PEN	13,992	4,786
5.940%, 02/12/2029 (A)	PEN	367	125
5.700%, 08/12/2024 (A)	PEN	4,932	1,663
5.625%, 11/18/2050 (B)		823	1,203
5.400%, 08/12/2034 (A)	PEN	4,002	1,268
2.844%, 06/20/2030		3,381	3,488
Petroleos del Peru
5.625%, 06/19/2047		2,272	2,638
5.625%, 06/19/2047 (A)		366	425
4.750%, 06/19/2032		1,843	2,018
4.750%, 06/19/2032 (A)(B)		1,201	1,315

			41,507

Philippines — 0.4%
Philippine Government International Bond
4.000%, 01/15/2021		3,394	3,466
3.900%, 11/26/2022	PHP	45,000	887
3.750%, 01/14/2029		1,512	1,668

			6,021

Poland — 2.5%
Republic of Poland Government Bond
5.000%, 03/23/2022		2,980	3,183
3.250%, 07/25/2025	PLN	11,310	3,191
2.750%, 04/25/2028	PLN	18,202	5,032
2.750%, 10/25/2029	PLN	1,844	513
2.500%, 01/25/2023	PLN	41,804	11,306
2.500%, 04/25/2024	PLN	6,060	1,647
2.500%, 07/25/2026	PLN	26,843	7,301
2.500%, 07/25/2027	PLN	5,278	1,433
2.250%, 04/25/2022	PLN	13,055	3,499
2.000%, 04/25/2021	PLN	912	243
1.750%, 07/25/2021	PLN	5,000	1,326
1.555%, 07/25/2020 (C)	PLN	10,140	2,662

			41,336

Qatar — 1.4%
Qatar Government International Bond
5.750%, 01/20/2042 (A)		574	786
5.103%, 04/23/2048 (A)		1,650	2,119
5.103%, 04/23/2048 (B)		2,005	2,574
4.817%, 03/14/2049 (A)		795	984
4.817%, 03/14/2049 (B)		7,319	9,057
4.500%, 04/23/2028 (A)		1,799	2,060
4.000%, 03/14/2029 (A)		2,833	3,162
4.000%, 03/14/2029		2,497	2,787

			23,529

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Romania — 1.4%
Government of Romania
5.850%, 04/26/2023	RON	1,720	$428
Romania Government Bond
4.850%, 04/22/2026	RON	16,775	4,091
4.400%, 09/25/2023	RON	7,500	1,794
Romanian Government International Bond
5.800%, 07/26/2027	RON	7,880	2,031
5.125%, 06/15/2048		838	963
5.000%, 02/12/2029	RON	10,160	2,478
4.500%, 06/17/2024	RON	14,875	3,561
4.250%, 06/28/2023	RON	2,730	648
4.000%, 10/27/2021	RON	10,545	2,488
Romanian Government International Bond MTN
6.750%, 02/07/2022		904	988
4.625%, 04/03/2049	EUR	278	385
4.125%, 03/11/2039	EUR	1,908	2,484
3.375%, 02/08/2038	EUR	973	1,188
2.124%, 07/16/2031	EUR	158	181

			23,708

Russia — 6.7%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		2,673	2,973
GTH Finance BV
6.250%, 04/26/2020		580	582
GTLK Europe Capital DAC
4.949%, 02/18/2026		968	998
GTLK Europe DAC
5.950%, 07/19/2021		470	490
Ritekro (E)
10.490%, 11/07/2022 (C)		914	612
Rusal Capital DAC
5.125%, 02/02/2022		860	879
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,982	3,368
8.150%, 02/03/2027	RUB	827,610	14,896
7.950%, 10/07/2026	RUB	688,722	12,203
7.750%, 09/16/2026	RUB	68,909	1,209
7.700%, 03/23/2033	RUB	229,686	4,125
7.500%, 08/18/2021	RUB	21,285	353
7.250%, 05/10/2034	RUB	303,661	5,270
7.100%, 10/16/2024	RUB	170,937	2,884
7.050%, 01/19/2028	RUB	1,041,377	17,702
7.000%, 08/16/2023 (B)	RUB	417,089	6,985
6.900%, 05/23/2029	RUB	438,898	7,448
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		2	2
5.875%, 09/16/2043 (B)		2,200	2,966
5.625%, 04/04/2042		800	1,046
5.250%, 06/23/2047 (B)		2,400	3,004

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.100%, 03/28/2035 (A)		2,200	$2,629
5.100%, 03/28/2035 (B)		600	718
4.750%, 05/27/2026		3,400	3,793
4.375%, 03/21/2029		8,400	9,337
4.250%, 06/23/2027		800	873
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		729	782
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,339
6.800%, 11/22/2025		580	691
6.800%, 11/22/2025 (A)		150	179

			110,336

Saudi Arabia — 1.4%
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)		2,943	3,129
KSA Sukuk MTN (A)
3.628%, 04/20/2027		934	990
2.969%, 10/29/2029		3,663	3,677
Saudi Arabian Oil MTN
4.250%, 04/16/2039		1,530	1,639
4.250%, 04/16/2039 (A)(B)		4,637	4,967
2.875%, 04/16/2024		1,645	1,670
Saudi Government International Bond (A)
5.250%, 01/16/2050 (B)		778	967
4.375%, 04/16/2029		382	428
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		1,360	1,625
5.000%, 04/17/2049 (B)		1,003	1,199
4.625%, 10/04/2047		1,041	1,171
4.625%, 10/04/2047 (A)		423	476
4.500%, 10/26/2046		580	642
3.625%, 03/04/2028 (A)		934	986

			23,566

Senegal — 0.2%
Senegal Government International Bond
6.250%, 07/30/2024 (B)		877	970
6.250%, 05/23/2033		740	777
6.250%, 05/23/2033 (A)		151	159
4.750%, 03/13/2028	EUR	1,135	1,341

			3,247

Serbia — 0.9%
Republic of Serbia
7.250%, 09/28/2021		2,697	2,939
7.250%, 09/28/2021 (A)		200	218
Serbia International Bond
1.500%, 06/26/2029	EUR	3,154	3,599
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	203,510	2,346
4.500%, 01/11/2026	RSD	211,800	2,213

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.750%, 01/17/2022	RSD	350,070	$3,456

			14,771

South Africa — 4.5%
Eskom Holdings SOC
7.125%, 02/11/2025 (A)		2,085	2,131
7.125%, 02/11/2025		1,430	1,461
5.750%, 01/26/2021		665	666
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)(B)		471	507
7.500%, 09/15/2033	ZAR	35,200	1,917
6.750%, 08/06/2023		1,556	1,585
6.750%, 08/06/2023 (A)(B)		1,329	1,354
6.350%, 08/10/2028 (A)		322	345
Republic of South Africa
10.500%, 12/21/2026	ZAR	211,105	16,885
9.000%, 01/31/2040	ZAR	141,298	9,209
8.875%, 02/28/2035	ZAR	109,759	7,322
8.750%, 01/31/2044	ZAR	52,605	3,305
8.750%, 02/28/2048	ZAR	47,057	2,968
8.500%, 01/31/2037	ZAR	47,889	3,032
8.250%, 03/31/2032	ZAR	36,331	2,384
7.000%, 02/28/2031	ZAR	51,041	3,090
6.500%, 02/28/2041	ZAR	6,319	314
6.300%, 06/22/2048 (B)		964	1,020
6.250%, 03/31/2036	ZAR	68,414	3,500
5.875%, 09/16/2025 (B)		1,460	1,607
5.875%, 06/22/2030		1,402	1,515
5.750%, 09/30/2049		3,829	3,729
5.650%, 09/27/2047		386	375
5.000%, 10/12/2046		357	327
4.875%, 04/14/2026		300	312
4.850%, 09/27/2027		420	434
4.850%, 09/30/2029		2,228	2,228
SASOL Financing USA
5.875%, 03/27/2024		442	479
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	6,760	492

			74,493

South Korea — 0.2%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	2,400,000	1,664
7.250%, 12/07/2024	IDR	700,000	51
Korea International Bond
2.500%, 06/19/2029		1,469	1,485
2.000%, 06/19/2024		824	824

			4,024

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		1,269	1,423

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Sri Lanka — 1.2%
Sri Lanka Government International Bond
7.850%, 03/14/2029		1,598	$1,618
7.850%, 03/14/2029 (A)		408	413
7.550%, 03/28/2030		405	401
6.850%, 03/14/2024		512	518
6.850%, 11/03/2025		1,339	1,339
6.825%, 07/18/2026 (A)		1,584	1,564
6.825%, 07/18/2026		500	494
6.750%, 04/18/2028 (A)		5,224	5,002
6.750%, 04/18/2028		817	782
6.350%, 06/28/2024 (A)		1,294	1,287
6.250%, 07/27/2021		1,834	1,864
6.200%, 05/11/2027		910	853
5.875%, 07/25/2022 (A)		960	959
5.750%, 04/18/2023 (A)		1,462	1,444
5.750%, 04/18/2023		1,252	1,236

			19,774

Supranational — 0.5%
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	368
Banque Ouest Africaine de Developpement (A)
5.000%, 07/27/2027		865	917
4.700%, 10/22/2031		683	693
European Bank for Reconstruction & Development MTN
9.250%, 12/02/2020	IDR	9,210,000	684
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	698
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	880,000	3,861
International Bank for Reconstruction & Development MTN
7.450%, 08/20/2021	IDR	914,700	805

			8,026

Suriname — 0.0%
Suriname Government International Bond
9.250%, 10/26/2026		382	300

Thailand — 3.1%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	133
4.875%, 06/22/2029	THB	22,000	952
3.775%, 06/25/2032	THB	272,708	11,260
3.650%, 06/20/2031	THB	84,500	3,420
3.625%, 06/16/2023	THB	55,000	1,984
3.400%, 06/17/2036	THB	234,056	9,655
3.300%, 06/17/2038	THB	55,930	2,288
2.875%, 12/17/2028	THB	298,342	11,126
2.875%, 06/17/2046	THB	3,431	135

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.550%, 06/26/2020	THB	5,000	$168
2.400%, 12/17/2023	THB	88,000	3,067
2.125%, 12/17/2026	THB	52,817	1,851
1.875%, 06/17/2022	THB	57,000	1,934
1.450%, 12/17/2024	THB	118,200	3,979

			51,952

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026 (B)	EUR	472	525
5.750%, 01/30/2025 (B)		646	602
5.625%, 02/17/2024	EUR	1,650	1,839

			2,966

Turkey — 3.5%
Export Credit Bank of Turkey (A)
8.250%, 01/24/2024		423	460
6.125%, 05/03/2024		247	250
5.375%, 10/24/2023		1,033	1,027
5.000%, 09/23/2021		538	545
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		896	910
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)		2,770	2,854
Mersin Uluslararasi Liman Isletmeciligi
5.375%, 11/15/2024 (A)		235	242
QNB Finansbank
6.875%, 09/07/2024 (A)		613	653
TC Ziraat Bankasi MTN (A)
5.125%, 05/03/2022		1,063	1,058
4.750%, 04/29/2021		561	564
Turkey Government International Bond
16.200%, 06/14/2023	TRY	20,814	3,943
12.200%, 01/18/2023	TRY	22,055	3,773
11.000%, 03/02/2022	TRY	28,809	4,805
10.700%, 02/17/2021	TRY	3,800	636
10.700%, 08/17/2022	TRY	21,356	3,531
9.500%, 01/12/2022	TRY	8,243	1,340
9.200%, 09/22/2021	TRY	5,522	898
8.500%, 09/14/2022	TRY	3,864	609
7.625%, 04/26/2029		1,363	1,505
7.375%, 02/05/2025 (B)		655	715
7.250%, 12/23/2023		2,322	2,512
7.100%, 03/08/2023	TRY	37,884	5,634
6.875%, 03/17/2036		1,424	1,469
6.350%, 08/10/2024		2,500	2,611
6.125%, 10/24/2028		1,172	1,186
6.000%, 01/14/2041		918	854
5.750%, 03/22/2024		683	698
5.750%, 05/11/2047		2,447	2,167
5.125%, 02/17/2028		4,124	3,946

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.875%, 10/09/2026		1,587	$1,515
4.250%, 04/14/2026		338	315
3.000%, 08/02/2023	TRY	10,461	1,743
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/2027 (A)		1,170	1,106
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026		500	528
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)(B)		429	421

			57,023

Ukraine — 2.8%
Metinvest BV
7.750%, 10/17/2029 (A)		833	851
MHP Lux
6.250%, 09/19/2029 (A)		1,049	1,028
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		1,880	1,918
7.125%, 07/19/2024	EUR	720	858
Ukraine Government International Bond
17.000%, 05/11/2022	UAH	71,848	3,260
16.000%, 08/11/2021	UAH	148,624	6,454
15.840%, 02/26/2025	UAH	66,553	3,238
15.700%, 01/20/2021 (A)	UAH	48,000	2,056
9.750%, 11/01/2028		4,884	5,934
8.994%, 02/01/2024 (A)		155	174
8.994%, 02/01/2024		1,487	1,674
7.750%, 09/01/2020		656	674
7.750%, 09/01/2021		316	334
7.750%, 09/01/2022		830	893
7.750%, 09/01/2025 (A)		1,661	1,813
7.750%, 09/01/2026 (A)		560	612
7.750%, 09/01/2026		4,970	5,432
7.750%, 09/01/2027		624	683
7.750%, 09/01/2027 (A)		1,785	1,954
7.375%, 09/25/2032		1,746	1,862
7.375%, 09/25/2032 (A)		270	288
6.750%, 06/20/2026 (A)	EUR	547	689
6.750%, 06/20/2026	EUR	1,122	1,414
3.280%, 05/31/2040 (A)(D)		2,206	2,109
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		713	747

			46,949

United Arab Emirates — 1.4%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)		5,448	6,293
4.600%, 11/02/2047		330	381
3.650%, 11/02/2029 (A)		1,274	1,368

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Abu Dhabi Government International Bond (A)
4.125%, 10/11/2047		824	$958
3.125%, 09/30/2049		3,675	3,583
2.500%, 09/30/2029		2,677	2,667
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		490	560
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		1,346	1,528
4.500%, 11/07/2028		1,225	1,391
MDGH - GMTN BV MTN (A)
3.700%, 11/07/2049		711	739
2.875%, 11/07/2029		2,495	2,516
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	378

			22,362

United Kingdom — 0.3%
Standard Chartered Bank MTN (A)
8.375%, 10/18/2039	IDR	797,000	1,603
8.250%, 05/17/2029	IDR	930,000	3,178

			4,781

United States — 0.0%
Rutas 2 and 7 Finance Ltd
2.708%, 09/30/2036 (A)(C)		930	602

Uruguay — 0.6%
Republic of Uruguay
5.100%, 06/18/2050 (B)		474	569
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	16,146	425
8.500%, 03/15/2028	UYU	8,397	193
4.375%, 10/27/2027 (B)		2,904	3,210
4.375%, 01/23/2031		4,694	5,248
4.125%, 11/20/2045 (B)		346	372

			10,017

Uzbekistan — 0.1%
Republic of Uzbekistan Bond MTN
5.375%, 02/20/2029		983	1,091
4.750%, 02/20/2024		632	671

			1,762

Venezuela — 0.3%
Petroleos de Venezuela
9.750%, 05/17/2035 (F)		1,000	78
9.000%, 11/17/2021 (B)(F)		4,300	333
6.000%, 05/16/2024 (F)(G)		10,192	790
6.000%, 05/16/2024 (F)		7,785	603
6.000%, 11/15/2026 (F)(G)		13,215	1,024
5.500%, 04/12/2037 (F)		1,740	135
5.375%, 04/12/2027 (F)		4,563	354

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Venezuela Government International Bond
9.250%, 09/15/2027 (F)	2,300	$265
9.250%, 05/07/2028 (F)	2,941	338
8.250%, 10/13/2024 (F)	3,304	380
7.750%, 10/13/2019 (F)	3,976	447

		4,747

Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)	692	708

Zambia — 0.2%
First Quantum Minerals
7.500%, 04/01/2025 (A)	190	194
Zambia Government International Bond
8.500%, 04/14/2024 (A)	1,139	783
5.375%, 09/20/2022 (B)	1,695	1,151
5.375%, 09/20/2022 (A)	794	539

		2,667

Total Global Bonds (Cost $1,553,499) ($ Thousands)		1,588,044

U.S. TREASURY OBLIGATION — 0.2%
United States Treasury Bills
1.549%, 05/07/2020 (C)	3,991	3,970

Total U.S. Treasury Obligation (Cost $3,970) ($ Thousands)		3,970

	Shares

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P.
1.600% **(H)	73,658,520	73,655
Total Affiliated Partnership (Cost $73,658) ($ Thousands)		73,655

Total Investments in Securities — 100.8% (Cost $1,631,127) ($ Thousands)		$1,665,669

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTION*(I) — 0.0%
Total Purchased Option (Cost $279) ($ Thousands)	26,834,317	$69

A list of the open option contracts held by the Fund at December 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%

Call Options
September 2020, USD Call HKD Put*	26,834,317	$279	$7.85	09/19/20	$69

Total Purchased Option		$–			$69

† Represents cost.

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/Depreciation (Thousands)

Euro-Bund	(113)	Mar-2020	$(21,619)	$(21,625)	$259

Euro-Buxl	(16)	Mar-2020	(3,637)	(3,563)	117

Korea 10-Year Bond	(28)	Mar-2020	(3,086)	(3,154)	12

Korea 3-Year Bond	145	Mar-2020	13,497	13,860	8

R023 Bond Future	568	Feb-2020	4,069	4,264	5

R186 Bond Future	1,021	Feb-2020	7,838	8,251	42

R2032 Bond Future	493	Feb-2020	3,216	3,336	(27)

R2035 Bond Future	571	Feb-2020	3,846	3,965	(55)

R2037 Bond Future	430	Feb-2020	2,662	2,725	(56)

R2040 Bond Future	978	Feb-2020	6,224	6,382	(122)

R208 Bond Future	112	Feb-2020	787	821	(2)

R213 Bond Future	793	Feb-2020	4,788	4,972	(35)

R214 Bond Future	250	Feb-2020	1,259	1,293	(23)

U.S. 10-Year Treasury Note	72	Mar-2020	9,316	9,246	(70)

U.S. Ultra Long Treasury Bond	49	Mar-2020	9,172	8,901	(270)

			$38,332	$39,674	$(217)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Barclays PLC	03/18/20	USD	13,176	THB	397,534	$122

Barclays PLC	03/18/20	TWD	125,619	USD	4,182	(44)

Citigroup	01/06/20	USD	1,046	EUR	947	17

Citigroup	01/06/20 - 02/05/20	EUR	3,421	USD	3,804	(37)

Citigroup	01/08/20 - 02/19/20	HUF	1,699,510	EUR	5,144	6

Citigroup	01/08/20	HUF	215,937	EUR	645	(9)

Citigroup	01/14/20 - 02/18/20	EUR	2,297	PLN	9,846	20

Citigroup	01/14/20	PLN	14,238	EUR	3,321	(29)

Citigroup	01/15/20 - 03/03/20	USD	18,147	BRL	76,563	861

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Citigroup	01/22/20	USD	6,119	BRL	24,503	$(31)

Citigroup	01/15/20 - 02/19/20	UGX	23,216,948	USD	6,026	(280)

Citigroup	01/21/20 - 03/18/20	EUR	4,520	CZK	115,817	25

Citigroup	01/21/20	CZK	12,014	EUR	469	(4)

Citigroup	01/22/20	IDR	26,291,002	USD	1,852	(44)

Citigroup	01/23/20	USD	336	RUB	21,611	11

Citigroup	02/03/20	USD	1,772	NGN	680,163	91

Citigroup	02/05/20 - 03/18/20	USD	7,173	MXN	138,394	78

Citigroup	02/05/20	MXN	23,071	USD	1,198	(18)

Citigroup	02/06/20	USD	1,252	ZAR	18,927	95

Citigroup	02/06/20 - 03/18/20	USD	7,143	TRY	42,213	(162)

Citigroup	02/06/20	ZAR	74,433	USD	4,960	(340)

Citigroup	02/07/20 - 03/18/20	USD	13,280	CNY	93,201	83

Citigroup	02/11/20	ILS	18,182	USD	5,253	(23)

Citigroup	02/11/20	THB	41,430	USD	1,372	(13)

Citigroup	02/12/20 - 03/18/20	USD	10,002	PLN	38,460	157

Citigroup	02/18/20	CLP	2,588,752	USD	3,403	(45)

Citigroup	03/03/20	BRL	9,800	USD	2,290	(141)

Citigroup	03/16/20	USD	5,590	KRW	6,533,719	80

Citigroup	03/18/20	USD	1,552	RON	6,659	6

Citigroup	03/18/20	PEN	2,361	USD	699	(12)

Citigroup	03/18/20	USD	2,838	COP	9,745,723	125

Citigroup	03/18/20	USD	10,346	THB	312,348	103

Citigroup	03/18/20	TRY	19,348	USD	3,268	74

Citigroup	03/18/20	HUF	179,134	USD	610	—

Citigroup	03/18/20	INR	599,193	USD	8,392	44

Citigroup	03/18/20	KRW	9,943,954	USD	8,503	(128)

Citigroup	03/23/20	EGP	24,000	USD	1,394	(88)

Citigroup	12/07/20	USD	338	UYU	13,787	6

Goldman Sachs	01/08/20	HUF	779,138	EUR	2,347	(11)

Goldman Sachs	01/14/20 - 02/18/20	EUR	7,310	PLN	31,436	79

Goldman Sachs	01/16/20 - 01/28/20	USD	4,062	KRW	4,734,541	40

Goldman Sachs	01/21/20	EUR	1,211	CZK	31,076	12

Goldman Sachs	01/22/20	IDR	23,315,848	USD	1,643	(38)

Goldman Sachs	01/23/20	USD	1,274	RUB	81,348	33

Goldman Sachs	01/28/20	MYR	2,437	USD	584	(14)

Goldman Sachs	04/02/20	RON	6,126	EUR	1,269	1

Goldman Sachs	02/03/20 - 04/02/20	RON	14,234	EUR	2,951	(2)

Goldman Sachs	02/05/20	USD	465	MXN	8,940	6

Goldman Sachs	02/05/20	MXN	5,570	USD	289	(5)

Goldman Sachs	02/06/20	USD	681	TRY	4,009	(12)

Goldman Sachs	02/06/20	TRY	5,221	USD	893	22

Goldman Sachs	02/06/20 - 03/18/20	USD	17,356	ZAR	256,476	840

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Goldman Sachs	02/18/20	CLP	2,541,897	USD	3,340	$(44)

Goldman Sachs	03/03/20	BRL	53,766	USD	12,620	(718)

Goldman Sachs	03/16/20	USD	5,793	BRL	23,837	116

Goldman Sachs	03/18/20	USD	871	COP	3,000,365	41

Goldman Sachs	03/18/20	USD	934	CLP	714,656	18

Goldman Sachs	03/18/20	USD	1,213	CZK	27,613	7

Goldman Sachs	03/18/20	USD	1,537	EUR	1,373	12

Goldman Sachs	03/23/20	EGP	23,000	USD	1,410	(10)

Goldman Sachs	04/30/20 - 07/29/20	NGN	2,164,387	USD	5,665	(117)

Goldman Sachs	06/05/20	USD	649	KZT	262,222	13

JPMorgan Chase Bank	01/06/20 -02/05/20	EUR	55,938	USD	62,150	(708)

JPMorgan Chase Bank	01/10/20	USD	484	PHP	24,673	2

JPMorgan Chase Bank	01/10/20	USD	581	COP	2,005,636	31

JPMorgan Chase Bank	01/10/20 - 01/15/20	USD	4,770	CLP	3,783,101	263

JPMorgan Chase Bank	01/10/20 - 01/13/20	USD	7,124	KRW	8,297,222	57

JPMorgan Chase Bank	01/10/20 - 01/16/20	PEN	15,488	USD	4,575	(103)

JPMorgan Chase Bank	01/10/20 - 01/23/20	BRL	31,225	USD	7,475	(285)

JPMorgan Chase Bank	01/10/20 - 01/13/20	RUB	599,320	USD	9,293	(344)

JPMorgan Chase Bank	01/10/20	COP	6,994,334	USD	2,081	(51)

JPMorgan Chase Bank	01/10/20 - 03/18/20	IDR	163,777,872	USD	11,579	(208)

JPMorgan Chase Bank	01/14/20	PLN	3,112	EUR	728	(5)

JPMorgan Chase Bank	01/14/20	EUR	5,579	PLN	23,894	43

JPMorgan Chase Bank	01/14/20 - 01/17/20	THB	123,336	USD	4,081	(38)

JPMorgan Chase Bank	01/14/20	KRW	192,811	USD	166	(1)

JPMorgan Chase Bank	01/17/20	USD	586	THB	17,725	6

JPMorgan Chase Bank	01/17/20	USD	1,935	MXN	37,180	30

JPMorgan Chase Bank	01/17/20	PLN	2,000	USD	524	(4)

JPMorgan Chase Bank	01/17/20	USD	6,912	RON	30,003	122

JPMorgan Chase Bank	01/17/20	USD	11,834	PLN	46,173	360

JPMorgan Chase Bank	01/17/20	MXN	100,968	USD	5,156	(179)

JPMorgan Chase Bank	01/17/20 - 02/06/20	ZAR	152,144	USD	10,225	(633)

JPMorgan Chase Bank	01/22/20 - 03/03/20	USD	11,345	BRL	47,182	363

JPMorgan Chase Bank	01/23/20	USD	3,165	BRL	13,377	159

JPMorgan Chase Bank	01/24/20	USD	6,416	EUR	5,765	64

JPMorgan Chase Bank	01/24/20	JPY	291,628	USD	2,725	38

JPMorgan Chase Bank	01/28/20	USD	355	MYR	1,474	7

JPMorgan Chase Bank	01/28/20	MYR	23,826	USD	5,712	(133)

JPMorgan Chase Bank	01/30/20	PHP	6,624	USD	129	(1)

JPMorgan Chase Bank	02/03/20	RON	10,997	EUR	2,288	(4)

JPMorgan Chase Bank	02/03/20	NGN	681,434	USD	1,767	(99)

JPMorgan Chase Bank	02/06/20 - 03/16/20	USD	2,317	ZAR	34,835	154

JPMorgan Chase Bank	02/06/20 - 02/07/20	TRY	37,267	USD	6,360	148

JPMorgan Chase Bank	02/18/20 - 03/18/20	USD	6,905	CLP	5,321,690	183

JPMorgan Chase Bank	03/16/20	USD	2,875	CZK	66,101	47

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

JPMorgan Chase Bank	03/16/20	USD	3,807	HUF	1,134,768	$61

JPMorgan Chase Bank	03/16/20	USD	4,516	TRY	26,793	(91)

JPMorgan Chase Bank	03/18/20	USD	738	COP	2,508,866	25

JPMorgan Chase Bank	03/18/20	TWD	188,429	USD	6,272	(67)

JPMorgan Chase Bank	03/18/20	CLP	584,225	USD	773	(6)

JPMorgan Chase Bank	04/02/20	EUR	393	RON	1,895	(1)

JPMorgan Chase Bank	06/05/20	USD	2,086	KZT	843,403	43

JPMorgan Chase Bank	10/19/20	USD	208	UYU	7,800	(12)

Merrill Lynch	03/18/20	USD	15,555	MXN	299,971	155

MIMLIC	01/03/20	USD	764,581	NGN	727,380	6

Standard Bank	01/06/20	USD	834	EUR	746	4

Standard Bank	01/06/20 - 02/05/20	EUR	4,854	USD	5,417	(36)

Standard Bank	02/06/20	USD	2,978	ZAR	44,718	206

Standard Bank	02/06/20	ZAR	6,507	USD	443	(20)

Standard Bank	03/18/20	USD	1,100	THB	32,660	(7)

Standard Bank	03/18/20	USD	3,416	MYR	14,154	57

Standard Bank	03/18/20	USD	5,242	RUB	334,021	88

Standard Bank	03/18/20	SGD	17,256	USD	12,772	(76)

Standard Chartered	01/08/20	EUR	392	HUF	130,152	2

Standard Chartered	01/09/20	MYR	4,954	USD	1,186	(26)

Standard Chartered	01/16/20	USD	1,373	KRW	1,628,150	37

Standard Chartered	01/16/20	USD	1,721	THB	51,956	14

Standard Chartered	01/17/20	USD	2,543	INR	183,142	22

Standard Chartered	01/17/20	USD	2,762	CNY	19,285	7

Standard Chartered	01/21/20	EUR	595	CZK	15,245	6

Standard Chartered	01/22/20	IDR	3,108,712	USD	222	(2)

Standard Chartered	01/23/20	USD	10,867	RUB	700,044	377

Standard Chartered	01/29/20	USD	5,180	IDR	73,628,693	131

Standard Chartered	02/18/20	USD	1,284	CLP	1,022,250	77

Standard Chartered	02/27/20	USD	657	UAH	16,250	109

Standard Chartered	03/18/20	USD	1,142	PHP	57,961	(1)

Standard Chartered	03/18/20	USD	10,287	CNH	71,994	33

Standard Chartered	03/18/20	CLP	529,077	USD	701	(4)

State Street	01/06/20	USD	7,005	EUR	6,335	108

State Street	01/06/20 - 02/05/20	EUR	12,651	USD	14,177	(48)

State Street	01/08/20	EUR	1,493	HUF	495,164	5

State Street	01/17/20	USD	149	INR	10,562	(1)

State Street	01/22/20	USD	1,299	IDR	18,289,432	20

State Street	01/22/20	USD	440	IDR	6,097,272	—

State Street	01/22/20	BRL	4,246	USD	1,053	(2)

State Street	01/22/20	IDR	8,050,707	USD	568	(13)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
State Street	02/05/20	MXN	126,952	USD	6,558	$(132)
State Street	03/02/20	HUF	161,064	EUR	487	—

						$1,154

A list of the open OTC swap agreements held by the Fund at December 31, 2019, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

Goldman Sachs	1-DAY BRL -CETIP	8.22%	Annually	01/02/2020	BRL	4,194	$88	$–	$88

JPMorgan Chase	1-DAY BRL - CETIP	11.46%	Annually	01/02/2020	BRL	3,649	126	–	126

JPMorgan Chase	1-DAY BRL - CETIP	12.130%	Annually	01/02/2020	BRL	3,480	139	–	139

JPMorgan Chase	1-DAY BRL - CETIP	12.130%	Annually	01/02/2020	BRL	5,738	226	–	226

JPMorgan Chase	0.6925%	6-MONTH HUF - BUBOR	Semi-Annually	04/20/2020	HUF	1,750,000	(37)	–	(37)

Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/04/2021	BRL	10,608	886	–	886

JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	4,626	162	–	162

JPMorgan Chase	1-DAY BRL - CETIP	10.89%	Annually	01/04/2021	BRL	170	7	–	7

JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	3,557	141	–	141

JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	5,815	183	–	183

JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	8,089	223	–	223

Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	9.005%	Annually	02/21/2021	RUB	1,080,956	408	–	408

Goldman Sachs	28-DAY MXN - TIIE	5.37%	Monthly	03/17/2021	MXN	46,500	(44)	–	(44)

Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	7.515%	Annually	06/10/2021	RUB	1,020,770	171	–	171

JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annually	06/17/2021	HUF	654,998	(49)	–	(49)

Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	6,842	20	–	20

Citigroup	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	11,000	41	–	41

Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	6.29%	Annually	12/14/2021	RUB	535,000	(3)	–	(3)

Goldman Sachs	6-MONTH HUF - BUBOR	1.265%	Semi-Annually	01/10/2022	HUF	1,537,322	(149)	–	(149)

Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	8.11%	Quarterly	03/23/2022	RUB	715,570	357	–	357

JPMorgan Chase	1-DAY-CLP -SINACOFI CHILE INTERBANK RATE AVG	3.430%	Semi-Annually	05/10/2022	CLP	420,527	23	–	23

Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	(71)	–	(71)

Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	1,390,000	43	–	43

Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	337	–	337

Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	408	–	408

Citigroup	China 7-Day Reverse Repo Rate	2.7614%	Quarterly	07/05/2024	CNY	99,768	(67)	–	(67)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	China 7-Day Reverse Repo Rate	2.77%	Quarterly	07/05/2024	CNY	25,760	$(16)	$–	$(16)
Goldman Sachs	7D CNY CNRR007	2.894%	Quarterly	10/14/2024	CNY	12,730	1	–	1
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	(16)	–	(16)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(21)	–	(21)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(68)	–	(68)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(65)	–	(65)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(25)	–	(25)

							$3,359	$–	$3,359

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
JPMorgan Chase	Argentina	Sell	5.00%	Quarterly	06/20/2023	$(1,895)	$(1,033)	$108	$(1,141)

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Add to counterparty table			Quarterly	10/07/2025	TRY	3,070	$(133)	$–	$(133)
Add to counterparty table			Quarterly	12/07/2025	TRY	2,351	34	–	34

							$(99)	$–	$(99)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2019, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
7.45%	1-DAY BRL -CETIP	Annually	01/02/2020	BRL	67,046	$(2)	$–	$(2)
1.9865%	6-MONTH PLN -WIBOR	Semi-Annually	03/25/2024	PLN	22,000	(50)	–	(50)
1.7	6-MONTH CZK -PRIBOR	Semi-Annually	06/18/2024	CZK	140,000	113	–	113
1.64	6-MONTH CZK -PRIBOR	Semi-Annually	06/21/2024	CZK	14,000	13	–	13
China 7-Day Reverse Repo Rate	2.7475%	Quarterly	07/05/2024	CNY	20,500	(18)	–	(18)
1.675%	6-MONTH CZK -PRIBOR	Semi-Annually	07/17/2024	CZK	21,146	18	–	18
28-DAY MXN - TIIE	6.75	Monthly	08/26/2024	MXN	60,739	20	–	20
6-MONTH HUF - BUBOR	0.81%	Annually	09/12/2024	HUF	75,000	(1)	–	(1)
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	25	–	25
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	21	–	21
2.969%	6-MONTH HUF -BUBOR	Semi-Annually	02/08/2029	HUF	200,000	(30)	–	(30)
5.915%	1-DAY COP - COLUMBIA IBR	Quarterly	05/15/2029	COP
5.37	OVERNIGHT INTERBANK 1-DAY COP - COLUMBIA IBR	Quarterly	06/21/2029	COP	3,600,000	(39)	–	(39)
	OVERNIGHT INTERBANK				1,800,000	4	–	4

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH ZAR -JIBAR	8.49%	Quarterly	07/18/2029	ZAR	10,000	$(2)	$–	$(2)
6.94	28-DAY MXN -TIIE	Monthly	08/20/2029	MXN	35,892	(19)	–	(19)
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	42,602	(19)	–	(19)
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	33,993	(2)	–	(2)
1.4925%	6-MONTH CZK - PRIBOR	Semi-Annually	11/18/2029	CZK	33,000	(21)	–	(21)
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	48	–	48
1-DAY-CLP - SINACOFI CHILE	3.045%	Semi-Annually	11/29/2029	CLP
INTERBANK RATE AVG					610,398	9	–	9
1-DAY BRL - CETIP	11.475%	Annually	01/02/2023	BRL	3,524	112	–	112
1-DAY BRL - CETIP	6.475%	Annually	01/02/2023	BRL	16,116	73	–	73
8.09%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	133,260	(81)	–	(81)
8.125%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	60,000	(37)	–	(37)
8.145%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	136,359	(87)	–	(87)
6-MONTH CZK - PRIBOR	2.1%	Annually	09/30/2021	CZK	150,349	(23)	–	(23)
6-MONTH CZK - PRIBOR	2.07%	Annually	09/30/2021	CZK	121,000	(18)	–	(18)
6M CZK PRIBOR	2.1025	Annually	10/03/2021	CZK	75,000	(13)	–	(13)
6-MONTH CZK -PRIBOR	2.225%	Annually	11/11/2021	CZK	40,000	(2)	–	(2)
6-MONTH PLN -WIBOR	2.263%	Annually	11/12/2021	PLN	7,000	17	–	17
1-DAY COP -COLUMBIA IBR	4.9%	Annually	11/18/2021	COP
OVERNIGHT INTERBANK					26,994,329	20	–	20
6-MONTH CZK - PRIBOR	2.135%	Annually	11/18/2021	CZK	155,000	(18)	–	(18)
1-DAY COP -COLUMBIA IBR	4.81%	Annually	11/19/2021	COP
OVERNIGHT INTERBANK					29,005,671	14	–	14
1.960%	1-DAY-CLP -SINACOFI CHILE	Semi-Annually	12/12/2021	CLP
	INTERBANK RATE AVG				2,569,905	(14)	–	(14)
1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	27,057	74	–	74
1-DAY BRL - CETIP	6.2325%	Annually	01/03/2022	BRL	8,733	36	–	36
1-DAY BRL - CETIP	6.24%	Annually	01/03/2022	BRL	14,709	62	–	62
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	26,758	4	–	4
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	37,637	5	–	5
1-DAY BRL - CETIP	5.655	Annually	01/02/2023	BRL	2,705	(1)	–	(1)
1.805%	6-MONTH PZL - WIBOR	Semi-Annually	12/17/2029	PLN	11,500	(15)	–	(15)

						$176	$–	$176

Percentages are based on Net Assets of $1,652,605 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $268,970 ($ Thousands), representing 16.3% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $70,602 ($ Thousands).
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security is in default on interest payment.
(G)	Securities considered illiquid. The total value of such securities as of December 31, 2019 was $1,814 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.
(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2019 was $73,655 ($ Thousands).
(I)	Refer to table below for details on Options Contracts.

BADLAR — Buenos Aires Deposits of Large Amount Rate

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CETIP — Central of Custody and Financial Settlement of Securities

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

EGP — Egyptian Pound

EUR — Euro

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

KZT - Kazakhstani Tenge

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

SAR— Saudi Riyal

SGD — Singapore Dollar

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

UYU — Uruguayan Peso

WIBOR — Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,587,432	612	1,588,044
U.S. Treasury Obligation	–	3,970	–	3,970
Affiliated Partnership	–	73,655	–	73,655

Total Investments in Securities	–	1,665,057	612	1,665,669

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	–	69	–	69
Futures Contracts*
Unrealized Appreciation	443	–	–	443
Unrealized Depreciation	(660)	–	–	(660)
Forwards Contracts*
Unrealized Appreciation	–	6,914	–	6,914
Unrealized Depreciation	–	(5,760)	–	(5,760)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	688	–	688
Unrealized Depreciation	–	(512)	–	(512)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(1,141)	–	(1,141)
Interest Rate Swaps*
Unrealized Appreciation	–	3,990	–	3,990
Unrealized Depreciation	–	(631)	–	(631)
Cross Currency Swaps*
Unrealized Appreciation	–	34	–	34
Unrealized Appreciation	–	(133)	–	(133)

Total Other Financial Instruments	(217)	3,518	–	3,301

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 9/30/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized (Depreciation) ($)	Value 12/31/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Liquidity Fund, L.P.	87,228	127,054	(140,626)	—	(1)	73,655	73,658,520	58	—

Amounts designated as “—” are either $0 or have been rounded to $0.

As of December 31, 2019 the Emerging Markets Debt Fund is the seller (“providing protection”) on a total notional amount of $1.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$(1,032,678)	$-	$-	$(1,032,678)
Maximum potential amount of future payments	-	1,894,629	-	-	1,894,629
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	$-	$-	$-	$-	$-	$-
> than 400	-	-	1,894,629	-	-	1,894,629
Total	$-	$-	$1,894,629	$-	$-	$1,894,629

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.